Nuveen Exchange-Traded Portfolios

Providing tax-free income
to help you live your dreams

SELECT TAX-FREE (NXP)
SELECT TAX-FREE 2 (NXQ)
SELECT TAX-FREE 3 (NXR)
INSURED CALIFORNIA SELECT TAX-FREE (NXC)
INSURED NEW YORK SELECT TAX-FREE (NXN)

ANNUAL REPORT/MARCH 31, 1997

Photographic image of couple walking on beach.

         CONTENTS

  3  Dear shareholder
  5  Answering your questions
  8  Fund performance
 11  Commonly used terms
 12  Shareholder meeting report
 13  Report of independent auditors
 14  Portfolio of investments
 40  Statement of net assets
 42  Statement of operations
 44  Statement of changes in net assets
 47  Notes to financial statements
 56  Financial highlights

Photographic image of headshot of Chairman and Chief Executive Officer of Nuveen.

"Over the past year, the Select Portfolios have continued to meet their primary goal of providing stable income."

It's a pleasure to have this opportunity to report to you on the annual performance of the Nuveen Select Tax-Free Portfolios. These portfolios, with their unique product structure, have a life cycle that is designed--and managed--for exceptional income stability. Over the past year, the Select Portfolios have continued to meet their primary goal of providing that stable level of income, even during different market cycles. This stability is demonstrated by the fact that the Select Portfolios maintained extended periods without significant dividend changes, ranging from nine months to 48 months without a change, as shown on pages 8-10 of this report.

  As of March 31, 1997, shareholders in the Select Portfolios were receiving annual tax-free yields on net asset value that ranged from 5.79% to 6.29%. To match these attractive yields, investors in the 31% federal income tax bracket would have had to earn at least 8.39% on taxable alternatives of comparable quality. When state taxes for the California and New York portfolios are taken into account, the tax-free advantage is even greater.

  As the Select Portfolios met their goal of income stability, they also maintained credit quality while moderating the effects of market volatility. The net asset value per share of the average Select Portfolio has closely followed the movement of the Lehman Municipal Bond Index over the past year. During this period, the portfolios generated total returns, including reinvested dividends and capital gains (if any) and changes in net asset value, of 5.79% to 6.85%, equivalent to taxable total returns of 9.61% to 10.23% for investors in the 31% federal income tax bracket. This level of performance gains added significance when viewed in the context of the 1996 bond market, which underwent a mid-year decline followed by a post-election rally to end the year slightly lower than where it began.

  Over the past year, Nuveen has made meaningful expansions to the range of investment options that we offer to our shareholders, as we continue to help investors keep more of what they earn. As part of this effort, we have added a new equity fund, which is designed to offer prudent investors superior market performance with less risk than the overall stock market, as well as two balanced mutual funds, each designed to give investors the combination of performance potential and a measure of downside protection that comes from a carefully assembled balance of stocks and bonds.

  In addition, we have increased the range of investment solutions available to our investors by acquiring Flagship Resources Inc., a highly regarded provider of fixed-income mutual funds. The resulting selection of municipal bond funds is the broadest available.

  For more complete information regarding Nuveen investment products, including charges and expenses, call Nuveen at 1-800-257-8787 or contact your investment adviser for a prospectus. Please read the information carefully before you invest.

  In all our efforts, our focus continues to be on understanding the goals of Nuveen investors and providing the investments you need to achieve wealth preservation, dependable income, and long-term asset growth. We thank you for your continued confidence in Nuveen and our family of investments, and we look forward to continuing to serve your investment needs in the future.

Sincerely,

/s/ Anthony T. Dean

Anthony T. Dean
Chairman of the Board
May 15, 1997

Answering your questions

Ron Toupin, manager of Nuveen's Select Portfolios, reviews the municipal bond market and offers insights into the strategies Nuveen uses to manage the portfolios

How would you summarize the bond market over the past 12 months?

Over the past year, a steady stream of mixed economic reports resulted in conflicting interest rate and inflation forecasts, which caused investors to view the markets with alternating enthusiasm and uncertainty. In the third quarter of 1996, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period. In early 1997, talk of inflation re-emerged, and the markets have kept a close eye on the Federal Reserve to see how seriously it regards such talk.

  Throughout much of the year, euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into equity-based mutual funds, bypassing the bond market. Some investors, concerned about a potential stock market correction, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with short-term vehicles until a clearer picture of market trends emerged. These events affected demand for bond issues of all types during the past 12 months.

  Even with relative stability, interest rates have continued to play a role in bond market performance. The Federal Reserve altered interest rates only once in 1996, at the very beginning of the year, but anticipation of further moves has kept the markets restless. With one rate increase approved already this year, the concern about potential changes in monetary policy--and the effect of such changes on the markets--continues in 1997.

What strategies did you use to add value during this market?

Our portfolio management strategy focuses on the principles of conservative value investing, sound research and credit surveillance activities, and senior management involvement. Investment decisions are based on a stringent set of criteria, as described in each portfolio's prospectus. The Select Portfolios were designed to be a source of steady tax-free income with a known maturity schedule. They provide income and maturity similar to individual bonds, while offering the benefits of active management and ongoing credit surveillance.

Termination is expected in 2017, at which time proceeds of maturing or sold bonds will be returned to investors. Accordingly, stability of tax-free income is the foremost portfolio objective. We make changes only when we can improve credit quality or earnings, or to reinvest proceeds of called bonds.

What role does research play in helping you manage the portfolio?

As an integral part of our portfolio management strategy, the Nuveen
Research department provides portfolio managers with objective appraisals of the creditworthiness of new municipal issues, while maintaining surveillance of the credit performance for all portfolio holdings. To track individual holdings, each Nuveen Research analyst is responsible for a specific surveillance portfolio, which is defined in terms of geography and sector (e.g., healthcare, housing). Specialization by sector enables our Research teams to focus their credit quality evaluation efforts and complement the vantage point of each portfolio manager.

Photographic image of Ron Toupin.

Ron Toupin answers investors' questions on developments in the municipal market.


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

NUVEEN SELECT TAX-FREE INCOME PORTFOLIO
NXP

In keeping with the Portfolio's goal of providing dependable tax-free income, shareholders enjoyed 12 months of steady, attractive dividends. This dividend has remained stable for the last 17 months.

12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      4/11/96    $0.0765
      5/13/96    $0.0765
      6/12/96    $0.0765
      7/11/96    $0.0765
      8/13/96    $0.0765
      9/11/96    $0.0765
     10/10/96    $0.0765
     11/13/96    $0.0765
     12/11/96    $0.0765
      1/13/97    $0.0765
      2/12/97    $0.0765
      3/12/97    $0.0765


  FUND HIGHLIGHTS 3/31/97


   Yield                                      6.22%
   Taxable-equivalent yield                   9.72%
   Annual total return on NAV                 6.79%
   Taxable-equivalent total return           10.32%
   Share price                               $14.75
   NAV                                       $15.15

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

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

NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2
NXQ

While its yield remains attractive compared with those of other fixed-income alternatives, the Portfolio adjusted its monthly tax-free dividend last July, after more than 47 months at its previous rate, bringing it in line with the Portfolio's current earnings rate.

12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      4/11/96    $0.0756
      5/13/96    $0.0756
      6/12/96    $0.0756
      7/11/96    $0.0740
      8/13/96    $0.0740
      9/11/96    $0.0740
     10/10/96    $0.0740
     11/13/96    $0.0740
     12/11/96    $0.0740
      1/13/97    $0.0740
      2/12/97    $0.0740
      3/12/97    $0.0740


  FUND HIGHLIGHTS 3/31/97


   Yield                                      6.29%
   Taxable-equivalent yield                   9.83%
   Annual total return on NAV                 6.34%
   Taxable-equivalent total return            9.80%
   Share price                              $14.125
   NAV                                       $14.95

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

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

NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3
NXR

While its yield remains attractive compared with those of other fixed-income alternatives, the Portfolio adjusted its monthly tax-free dividend last July, after more than 37 months at its previous rate, bringing it in line with the Portfolio's current earnings rate.

12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      4/11/96    $0.0700
      5/13/96    $0.0700
      6/12/96    $0.0700
      7/11/96    $0.0690
      8/13/96    $0.0690
      9/11/96    $0.0690
     10/10/96    $0.0690
     11/13/96    $0.0690
     12/11/96    $0.0690
      1/13/97    $0.0690
      2/12/97    $0.0690
      3/12/97    $0.0690


  FUND HIGHLIGHTS 3/31/97


   Yield                                      6.25%
   Taxable-equivalent yield                   9.77%
   Annual total return on NAV                 6.85%
   Taxable-equivalent total return           10.23%
   Share price                               $13.25
   NAV                                       $14.35

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN INSURED CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO
NXC

In keeping with the Portfolio's goal of providing dependable tax-free income, shareholders enjoyed 12 months of steady, attractive dividends. This dividend has remained stable for the last 17 months.

12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      4/11/96    $0.0670
      5/13/96    $0.0670
      6/12/96    $0.0670
      7/11/96    $0.0670
      8/13/96    $0.0670
      9/11/96    $0.0670
     10/10/96    $0.0670
     11/13/96    $0.0670
     12/11/96    $0.0670
      1/13/97    $0.0670
      2/12/97    $0.0670
      3/12/97    $0.0670


  FUND HIGHLIGHTS 3/31/97


   Yield                                      5.79%
   Taxable-equivalent yield                   9.98%
   Annual total return on NAV                 6.46%
   Taxable-equivalent total return           10.60%
   Share price                              $13.875
   NAV                                       $14.53

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN INSURED NEW YORK SELECT TAX-FREE INCOME PORTFOLIO
NXN

In keeping with the Portfolio's goal of providing dependable tax-free income, shareholders enjoyed 12 months of steady, attractive dividends. This dividend has remained stable for the last 48 months.

12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      4/11/96    $0.0650
      5/13/96    $0.0650
      6/12/96    $0.0650
      7/11/96    $0.0650
      8/13/96    $0.0650
      9/11/96    $0.0650
     10/10/96    $0.0650
     11/13/96    $0.0650
     12/11/96    $0.0650
      1/13/97    $0.0650
      2/12/97    $0.0650
      3/12/97    $0.0650


  FUND HIGHLIGHTS 3/31/97


   Yield                                      5.83%
   Taxable-equivalent yield                   9.80%
   Annual total return on NAV                 5.79%
   Taxable-equivalent total return            9.61%
   Share price                              $13.375
   NAV                                       $14.28

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


Commonly used terms

Yield

An exchange-traded portfolio's annualized monthly dividend on a given date divided by its closing price per share on that date.

Taxable equivalent yield

The return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the portfolio's stated annualized yield on share price. In this report, these tax rates are assumed to be 36% for NXP, NXQ and NXR, 42% for NXC, and 40.5% for NXN, based on 1997 incomes of $124,650-$271,050 for investors filing singly, $151,750-$271,050 for those filing jointly.

Net Asset Value (NAV)

The market value of all securities and other assets held by a portfolio, minus any liabilities. The NAV per share is the portfolio's net assets divided by the total number of shares outstanding.

Total return on NAV

The percentage change in a portfolio's NAV per share, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return

The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the portfolio's stated total return on NAV.


SHAREHOLDER MEETING REPORT

On July 18, 1996, the following Nuveen Exchange-Traded Portfolios held an
Annual Meeting of Shareholders. At the meeting, shareholders voted to elect trustees of the Portfolios and to ratify the selection of Ernst & Young L.L.P as the auditors for the Portfolios. The trustees elected at the meeting include: James E. Bacon, Anthony T. Dean, William L. Kissick, Thomas E.
Leafstrand, Timothy R. Schwertfeger and Sheila W. Wellington.


                                            NXP               NXQ               NXR               NXC               NXN

                                          Common            Common            Common            Common            Common
                                          Shares            Shares            Shares            Shares            Shares
--------------------------------------------------------------------------------------------------------------------------


   APPROVAL OF THE TRUSTEES
   WAS REACHED AS FOLLOWS:
   James E. Bacon
      For                               14,448,751        15,735,836        11,665,282         5,654,203         3,506,404
      Withhold                             143,456           120,769           106,831            62,294            25,840
                                        ----------        ----------        ----------        ----------        ----------
        Total                           14,592,207        15,856,605        11,772,113         5,716,497         3,532,244
                                        ==========        ==========        ==========        ==========        ==========
   Anthony T. Dean
      For                               14,447,751        15,739,531        11,670,824         5,655,503         3,506,404
      Withhold                             144,456           117,074           101,289            60,994            25,840
                                        ----------        ----------        ----------        ----------        ----------
        Total                           14,592,207        15,856,605        11,772,113         5,716,497         3,532,244
                                        ==========        ==========        ==========        ==========        ==========
   William L. Kissick
      For                               14,449,251        15,740,031        11,671,192         5,653,886         3,506,104
      Withhold                             142,956           116,574           100,921            62,611            26,140
                                        ----------        ----------        ----------        ----------        ----------
        Total                           14,592,207        15,856,605        11,772,113         5,716,497         3,532,244
                                        ==========        ==========        ==========        ==========        ==========
   Thomas E. Leafstrand
      For                               14,447,801        15,736,310        11,667,482         5,657,803         3,502,354
      Withhold                             144,406           120,295           104,631            58,694            29,740
                                        ----------        ----------        ----------        ----------        ----------
        Total                           14,592,207        15,856,605        11,772,113         5,716,497         3,532,094
                                        ==========        ==========        ==========        ==========        ==========
   Timothy R. Schwertfeger
      For                               14,441,768        15,737,631        11,669,192         5,656,803         3,497,204
      Withhold                             150,439           118,974           102,921            59,694            35,040
                                        ----------        ----------        ----------        ----------        ----------
        Total                           14,592,207        15,856,605        11,772,113         5,716,497         3,532,244
                                        ==========        ==========        ==========        ==========        ==========
   Sheila W. Wellington
      For                               14,437,175        15,734,223        11,671,167         5,657,103         3,506,404
      Withhold                             155,032           122,382           100,946            59,394            25,840
                                        ----------        ----------        ----------        ----------        ----------
        Total                           14,592,207        15,856,605        11,772,113         5,716,497         3,532,244
                                        ==========        ==========        ==========        ==========        ==========
   RATIFICATION OF AUDITORS
   WAS REACHED AS FOLLOWS:
      For                               14,366,323        15,640,735        11,633,384         5,628,137         3,502,611
      Against                               49,718            46,038            50,987             6,467             6,909
      Abstain                              176,166           169,832            92,742            81,893            22,729
                                        ----------        ----------        ----------        ----------        ----------
        Total                           14,592,207        15,856,605        11,777,113         5,716,497         3,532,249
                                        ==========        ==========        ==========        ==========        ==========

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REPORT OF INDEPENDENT AUDITORS

        The Boards of Trustees and Shareholders
        Nuveen Select Tax-Free Income Portfolio
        Nuveen Select Tax-Free Income Portfolio 2
        Nuveen Select Tax-Free Income Portfolio 3
        Nuveen Insured California Select Tax-Free Income Portfolio Nuveen Insured New York Select Tax-Free Income Portfolio

        We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Insured California Select Tax-Free Income Portfolio, and Nuveen Insured New York Select Tax-Free Income Portfolio as of March 31, 1997, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Insured California Select Tax-Free Income Portfolio, and Nuveen Insured New York Select Tax-Free Income Portfolio at March 31, 1997, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.


        /s/ Ernst & Young LLP

        Chicago, Illinois
        May 9, 1997


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

PORTFOLIO OF INVESTMENTS

NUVEEN SELECT TAX-FREE INCOME PORTFOLIO (NXP)

  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   ALABAMA - 0.2%
      $  535,000   Alabama Housing Finance Authority, Single Family
                    Mortgage Revenue Bonds (Collateralized Home
                    Mortgage Revenue Bond Program), 1994 Series A-1
                    Bonds, 6.550%, 10/01/14                                  Aaa      4/04 at 102      $  558,636
------------------------------------------------------------------------------------------------------------------
                   ARKANSAS - 1.1%
       2,500,000   Little Rock Health Facilities Board (Arkansas),
                    Refunding Revenue Bonds (Baptist Medical
                    Center/Parkway Village Project), Series 1992,
                    7.000%, 10/01/17                                           A      4/02 at 102       2,666,750
------------------------------------------------------------------------------------------------------------------
                   CALIFORNIA - 6.7%
       4,750,000   California State Public Works Board, Lease Revenue
                    Bonds (California Community Colleges),
                    1994 Series B, 7.000%, 3/01/14
                    (Pre-refunded to 3/01/04)                                Aaa      3/04 at 102       5,434,618
       4,905,000   California Statewide Communities Development
                    Authority, Revenue Certificates of Participation
                    (Cedars-Sinai Medical Center), 6.500%, 8/01/15            A1      8/02 at 102       5,064,413
       3,000,000   State Public Works Board of the State of California
                    Lease Revenue Bonds (Department of Corrections),
                    1994 Series A (California State of Prison-Monterey
                    County (Soledad II), 6.875%, 11/01/14
                    (Pre-refunded to 11/01/04)                               Aaa     11/04 at 102       3,439,710
       2,000,000   Los Angeles County Metropolitan Transportation
                    Authority (California), Proposition A, Sales Tax
                    Revenue Refunding Bonds, Series 1993-A,
                    5.625%, 7/01/18                                          Aaa      7/03 at 102       1,925,480
         750,000   City of Walnut Creek, California, Certificates of
                    Participation, Refunding Series 1994
                    (John Muir Medical Center), 5.000%, 2/15/16              Aaa      2/04 at 102         674,123
------------------------------------------------------------------------------------------------------------------
                   COLORADO - 7.5%
                   Colorado Housing Finance Authority, Single Family
                    Program Senior Revenue Bonds, Series 1992A-1:
       4,295,000    6.800%, 11/01/12                                          AA      5/02 at 102       4,518,426
       1,205,000    6.875%, 11/01/16                                          AA      5/02 at 102       1,264,334
      10,750,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1991D, 7.750%,
                    11/15/13 (Alternative Minimum Tax)                       Baa     No Opt. Call      12,704,350
------------------------------------------------------------------------------------------------------------------
                   DISTRICT OF COLUMBIA - 0.4%
       1,000,000   District of Columbia, Hospital Revenue and
                    Refunding Bonds (Medlantic Healthcare Group, Inc.
                    Issue), Series 1996A, 5.750%, 8/15/16                    Aaa      8/06 at 102         977,660


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   FLORIDA - 3.9%
     $ 7,000,000   State Board of Education of Florida, Public
                    Education Capital Outlay Bonds, Series 1991-C,
                    6.625%, 6/01/22 (Pre-refunded to 6/01/02)                Aaa      6/02 at 101     $ 7,642,740
       2,000,000   Escambia County, Florida, Pollution Control Revenue
                    Bonds (Champion International Project),
                    Series 1993, 5.875%, 6/01/22
                    (Alternative Minimum Tax)                               Baa1     12/03 at 102       1,911,400
------------------------------------------------------------------------------------------------------------------
                   ILLINOIS - 11.9%
       1,260,000   Illinois Educational Facilities Authority, Revenue
                    Refunding Bonds, (Loyola University of Chicago),
                    Series 1991-A, 7.125%, 7/01/11                            A1      7/01 at 102       1,372,304
       3,000,000   Illinois Educational Facilities Authority, Revenue
                    Refunding Bonds (Loyola University of Chicago),
                    Series 1989-A, 6.100%, 7/01/15                            A1      7/03 at 102       3,071,970
       2,365,000   Illinois Health Facilities Authority, Revenue Bonds
                    and Revenue Refunding Bonds, Series 1992B
                    (Evangelical Hospitals Corporation),
                    6.500%, 4/15/09                                          AA-     No Opt. Call       2,580,097
       3,850,000   Illinois Health Facilities Authority, Revenue Bonds
                    (Sarah Bush Lincoln Health Center), Series 1992,
                    7.250%, 5/15/22 (Pre-refunded to 5/15/02)                Aaa      5/02 at 102       4,321,818
       2,000,000   State of Illinois General Obligation Bonds, Series of
                    August 1994, 5.875%, 8/01/14                             AA-      8/04 at 102       2,010,500
                   City of Chicago Heights, Illinois, General Obligation
                    Bonds, Series 1993 (Corporate Purpose Bonds):
       3,820,000    5.650%, 12/01/15                                         Aaa     12/08 at 100       3,728,473
       2,600,000    5.650%, 12/01/17                                         Aaa     12/08 at 100       2,515,188
       7,000,000   The County of Cook, Illinois, General Obligation
                    Bonds, Series 1992A, 6.600%, 11/15/22                    Aaa     11/02 at 102       7,514,710
       2,500,000   Regional Transportation Authority (Cook, DuPage,
                    Kane, Lake, McHenry and Will Counties in Illinois),
                    General Obligation Bonds, Series 1993A,
                    5.800%, 6/01/13                                          Aaa      6/03 at 102       2,518,350
------------------------------------------------------------------------------------------------------------------
                   INDIANA - 2.7%
       3,000,000   Indiana Bond Bank, Special Hospital Program
                    (Hendricks Community Hospital Financing
                    Program), Series 1992A, 7.125%, 4/01/13                    A      4/02 at 102       3,250,170
                   Indiana Bond Bank, Special Program Bonds,
                    Series 1992 A:
       1,000,000    7.000%, 8/01/12                                            A      2/02 at 102       1,065,230
       2,250,000    7.000%, 8/01/18                                            A      2/02 at 102       2,381,468


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   IOWA - 1.1%
     $ 2,565,000   Woodbury County, Iowa, Hospital Facility Revenue
                    Bonds (St. Luke's Regional Medical Center Project),
                    Series 1991A, 6.750%, 3/01/21
                    (Pre-refunded to 3/01/01)                                Aaa      3/01 at 102     $ 2,792,310
------------------------------------------------------------------------------------------------------------------
                   KANSAS - 3.9%
       9,000,000   City of Wichita, Kansas, Revenue Bonds
                    (CSJ Health System of Wichita, Inc.), Series 1985
                    XXV (Remarketed), 7.200%, 10/01/15                         A     11/01 at 102       9,624,870
------------------------------------------------------------------------------------------------------------------
                   KENTUCKY - 1.4%
       3,230,000   Lexington-Fayette Urban County Government
                    (Kentucky), Governmental Project Revenue Bonds,
                    Series 1994 (University of Kentucky Alumni
                    Association, Inc. Commonwealth Library Project),
                    6.750%, 11/01/15                                         Aaa     11/04 at 102       3,546,637
------------------------------------------------------------------------------------------------------------------
                   MAINE - 2.4%
                   Maine Educational Loan Authority, Educational Loan Revenue
                    Bonds, Series 1992A-1 (Supplemental Educational Loan
                    Program) :
       2,040,000    6.800%, 12/01/07 (Alternative Minimum Tax)               Aaa     12/02 at 102       2,145,876
       2,310,000    7.000%, 12/01/16 (Alternative Minimum Tax)               Aaa     12/02 at 102       2,433,562
       1,270,000   Maine Educational Loan Authority, Educational
                    Loan Revenue Bonds, Series 1992A-2
                    (Supplemental Educational Loan Program),
                    7.150%, 12/01/16 (Alternative Minimum Tax)                 A     12/02 at 102       1,343,800
------------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 0.9%
       2,000,000   Plymouth County (Massachusetts), Certificates of
                    Participation (Plymouth County Correctional
                    Facility), Series A, 7.000%, 4/01/22                      A-     10/02 at 102       2,195,920
------------------------------------------------------------------------------------------------------------------
                   MISSISSIPPI - 1.5%
       3,600,000   Calhoun County (Mississippi), Solid Waste Disposal
                    Revenue Bonds (Weyerhauser Company Project),
                    Series 1992, 6.875%, 4/01/16
                    (Alternative Minimum Tax)                                  A      4/07 at 103       3,798,252

------------------------------------------------------------------------------------------------------------------
                   NEW HAMPSHIRE - 4.2%
      10,000,000   New Hampshire Housing Finance Authority,
                    Multi-Family Housing Revenue Refunding Bonds,
                    1991 Series 1, 7.050%, 7/01/11                            A1      7/01 at 102      10,459,900


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   NEW YORK - 11.7%
     $ 2,090,000   New York Local Government Assistance Corporation,
                    New York, Series 1991B, 7,000%, 4/01/21
                    (Pre-refunded to 4/01/01)                                Aaa      4/01 at 100     $ 2,270,179
       1,365,000   New York Local Government Assistance Corporation
                    (A Public Benefit Corporation of the State of
                    New York), Series 1991D Bonds, 7.000%,
                    4/01/18 (Pre-refunded to 4/01/02)                        Aaa      4/02 at 102       1,522,835
       1,395,000   New York Medical Care Facilities Finance Agency,
                    Mental Health Services Facilities Improvement
                    Revenue Bonds, 1991 Series D, 7.400%, 2/15/18
                    (Pre-refunded to 2/15/02)                               Baal      2/02 at 102       1,568,733
       1,425,000   New York Medical Care Facilities Finance Agency,
                    Mental Health Services Facilities Improvement
                    Revenue Bonds, 1991 Series D, 7.400%, 2/15/18           Baal      2/02 at 102       1,551,839
       4,465,000   New York State Dormitory Authority, State
                    University Educational Facilities Revenue Bonds,
                    Series 1991A, 7.250%, 5/15/18
                    (Pre-refunded to 5/15/02)                                Aaa      5/02 at 102       5,038,217
       1,080,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities,
                    Improvement Revenue Bonds, 1991 Series A,
                    7.500%, 2/15/21                                         Baa1      2/01 at 102       1,185,916
       7,250,000   Metropolitan Transportation Authority (New York),
                    Commuter Facilities 1987 Service Contract Bonds,
                    Series 5, 7.000%, 7/01/12                               Baa1      7/01 at 102       7,767,215
       3,000,000   Metropolitan Transportation Authority (New York),
                    Transit Facilities Service Contract Bonds, Series N,
                    6.000%, 7/01/11                                         Baa1      7/02 at 100       2,950,380
       5,170,000   The City of New York, New York, General
                    Obligation Bonds, Fiscal 1995 Series A,
                    6.250%, 8/01/10                                         Baa1  8/04 at 101 1/2       5,246,051
------------------------------------------------------------------------------------------------------------------
                   PENNSYLVANIA - 4.9%
       2,500,000   Pennsylvania Higher Educational Facilities Authority
                    Revenue Bonds (Thomas Jefferson University),
                    1992 Series A, 6.625%, 8/15/09                           Aa3     8/02 at 1021       2,690,050
       1,650,000   Pennsylvania Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds,
                    Series 1992-33, 6.900%, 4/01/17                          AA+      4/02 at 102       1,730,421
       7,235,000   Delaware County Authority (Pennsylvania),
                    First Mortgage Revenue Bonds (The Dunwoody
                    Project), Series 1992, 8.125%, 4/01/17                   N/R      4/02 at 102       7,689,575


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   SOUTH CAROLINA - 3.9%
     $ 5,000,000   South Carolina Housing Finance and Development
                    Authority, Multifamily Housing Revenue Bonds,
                    1992 Series A, 6.875%, 11/15/23                          Aaa      5/02 at 102     $ 5,185,650
       4,060,000   York County (South Carolina), Public Facilities
                    Corporation, Certificates of Participation (York
                    County Justice Center Project), Series 1991,
                    7.500%, 6/01/11 (Pre-refunded to 6/01/01)                Aaa      6/01 at 102       4,549,717
------------------------------------------------------------------------------------------------------------------
                   TENNESSEE - 2.3%
       5,750,000   Memphis-Shelby County Airport Authority
                    (Tennessee), Airport Special Facilities and Project
                    Revenue Bonds (Federal Express Corporation),
                    Series 1993, 6.200%, 7/01/14 (Alternative
                    Minimum Tax)                                             BBB      7/03 at 102       5,768,458
------------------------------------------------------------------------------------------------------------------
                   TEXAS - 9.7%
       9,825,000   Harris County Health Facilities Development
                    Corporation (Texas), Hospital Revenue Bonds
                    (Memorial Hospital System Project), Series 1992,
                    7.125%, 6/01/15 (Pre-refunded to 6/01/02)                 A2      6/02 at 102      11,030,821
       4,000,000   Port of Corpus Christi Authority of Nueces County
                    (Texas), Pollution Control Revenue Bonds (Hoechst
                    Celanese Corporation), Series 1992,
                    6.875%, 4/01/17 (Alternative Minimum Tax)                 A+      4/02 at 102       4,257,360
       3,500,000   Red River Authority (Texas), Pollution Control
                    Revenue Bonds (Hoechst Celanese Corporation),
                    Series 1992, 6.875%, 4/01/17 (Alternative
                    Minimum Tax)                                              A+      4/02 at 102       3,732,750
       5,000,000   City of San Antonio, Texas, Water System Revenue
                    Refunding Bonds, Series 1992, 6.000%, 5/15/16            Aaa      5/02 at 100       5,033,500
------------------------------------------------------------------------------------------------------------------
                   VIRGINIA - 2.1%
       5,070,000   Virginia Housing Development Authority,
                    Commonwealth Mortgage Bonds, 1992 Series A,
                    7.100%, 1/01/17                                          Aa1      1/02 at 102       5,265,853
------------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 9.2%
       2,750,000   Washington Health Care Facilities Authority, Revenue
                    Bonds, Series 1992 (Sacred Heart Medical Center,
                    Spokane), 6.875%, 2/15/12                                AA-      2/02 at 102       2,925,560
      10,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1991A, 6.875%, 7/01/17 (Pre-refunded to 7/01/01)         Aaa      7/01 at 102      10,982,100
       2,500,000   Public Utility District No. 1 of Snohomish County,
                    Washington, Electric System Refunding Revenue
                    Bonds, Series 1991A, 7.000%, 1/01/16                      A1      1/01 at 102       2,657,700


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   WASHINGTON (CONTINUED)
     $ 5,700,000   Public Utility District No. 1 of Snohomish County,
                    Washington, Generation System Revenue Bonds,
                    Series 1989, 6.750%, 1/01/12                             Aaa      1/02 at 102     $ 6,372,941
------------------------------------------------------------------------------------------------------------------
                   WEST VIRGINIA - 1.3%
       1,000,000   West Virginia Housing Development Fund, Housing
                    Finance Bonds, 1992 Series A, 7.000%, 5/01/24            Aaa      5/02 at 103       1,050,190
       1,885,000   Marshall County, West Virginia, Special Obligation
                    Refunding Bonds, Series 1992, 6.500%, 5/15/10            AAA     No Opt. Call       2,075,196
------------------------------------------------------------------------------------------------------------------
                   WISCONSIN - 2.1%
       5,000,000   Wisconsin Housing and Economic Development
                    Authority, Multi-Family Housing Revenue Bonds,
                    1992 Series B, 7.050%, 11/01/22                           A1      4/02 at 102       5,296,500

------------------------------------------------------------------------------------------------------------------
                   WYOMING - 1.3%
       3,000,000   Wyoming Community Development Authority,
                    Single Family Mortgage Revenue Bonds (Federally
                    Insured or Guaranteed Mortgage Loans),
                    Series 1988-G, 7.200%, 6/01/10 (Alternative
                    Minimum Tax)                                              Aa     11/01 at 103       3,169,050
------------------------------------------------------------------------------------------------------------------
    $228,015,000   Total Investments - (cost $223,621,178) - 98.3%                                    244,018,802
=================-------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.1%
      $  200,000   The Wake County Industrial Facilities and Pollution
=================   Control Financing Authority, Pollution Control
                    Revenue Bonds (Carolina Power &Light Company
                    Project), Series 1987, Variable Rate Demand Bonds,
                    3.900%, 3/01/17+ (Alternative Minimum Tax)               P-1                          200,000
------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.6%                                                 3,872,868
------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $248,091,670
==================================================================================================================


                                                                          NUMBER OF      MARKET        MARKET
                       STANDARD & POOR'S                      MOODY'S    SECURITIES      VALUE         PERCENT


  SUMMARY OF                         AAA                          Aaa        26     $ 96,250,416          39%
  RATINGS*                  AA+, AA, AA-            Aa1, Aa, Aa2, Aa3         9       26,154,291          11
  PORTFOLIO OF                        A+                           A1         8       35,912,897          15
  INVESTMENTS                      A, A-                    A, A2, A3         9       37,357,281          15
  (EXCLUDING             BBB+, BBB, BBB-        Baal, Baa, Baa2, Baa3         9       40,654,342          17
  TEMPORARY                    Non-rated                    Non-rated         1        7,689,575           3
  INVESTMENTS):
--------------------------------------------------------------------------------------------------------------
  TOTAL                                                                      62     $244,018,802         100%
==============================================================================================================

* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions (not covered by the report of independent auditors):
   Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2 (NXQ)

  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   CALIFORNIA - 4.7%
     $ 3,250,000   California State Public Works Board, Lease Revenue
                    Bonds (California Community Colleges), 1994
                    Series B, 7.000%, 3/01/14 (Pre-refunded to 3/01/04)      Aaa      3/04 at 102     $ 3,718,423
       2,000,000   State Public Works Board of the State of California,
                    Lease Revenue Refunding Bonds (The Regents of
                    the University of California), 1993 Series A
                    (Various University of California Projects),
                    5.500%, 6/01/14                                           A1     No Opt. Call       1,945,720
       5,000,000   State Public Works Board of the State of California
                    Lease Revenue Bonds (Department of Corrections),
                    1994 Series A (California State of Prison-Monterey
                    County (Soledad II)), 6.875%, 11/01/14
                    (Pre-refunded to 11/01/04)                               Aaa     11/04 at 102       5,732,850
       1,000,000   City of Fresno, California, Health Facility Revenue
                    Refunding Bonds, Series 1993A (Holy Cross
                    Health System Corporation), 5.625%, 12/01/15             Aaa     12/03 at 102         973,450
------------------------------------------------------------------------------------------------------------------
                   COLORADO - 6.4%
       4,350,000   Colorado Housing Finance Authority, Single Family
                    Program Senior Bonds, Series 1992A-3,
                    7.000%, 11/01/24 (Alternative Minimum Tax)                AA      5/02 at 102       4,516,518
      11,465,000   City and County of Denver, Colorado, Airport System
                    Revenue Bonds, Series 1992B, 7.250%, 11/15/12
                    (Alternative Minimum Tax)                                Baa     11/02 at 102      12,398,022
------------------------------------------------------------------------------------------------------------------
                   DISTRICT OF COLUMBIA - 5.0%
       7,500,000   District of Columbia (Washington, D.C.), General
                    Obligation Bonds, Series 1992B, 6.300%, 6/01/12          Aaa      6/02 at 102       7,721,925
       4,600,000   District of Columbia Hospital Revenue Refunding
                    Bonds (Washington Hospital Center), Series 1992-A,
                    7.125%, 8/15/19                                         Baa1      8/02 at 102       4,817,856
         500,000   District of Columbia, Hospital Revenue and
                    Refunding Bonds (Medlantic Healthcare Group,
                    Inc.), Series 1996A, 5.750%, 8/15/16                     Aaa      8/06 at 102         488,830
------------------------------------------------------------------------------------------------------------------
                   FLORIDA - 3.3%
       8,180,000   Hillsborough County (Florida), Environmentally
                    Sensitive Land Acquisition and Protection Program
                    Bonds, Series 1992, 6.375%, 7/01/11                        A      7/02 at 102       8,592,354
------------------------------------------------------------------------------------------------------------------
                   ILLINOIS - 11.9%
       3,750,000   Illinois Educational Facilities Authority, Revenue
                    Refunding Bonds (Columbia College), Series 1992,
                    6.875%, 12/01/17                                         BBB     12/04 at 100       3,866,475
       2,500,000   Illinois Educational Facilities Authority, Revenue
                    Bonds, Series 1993 (Columbia College),
                    6.125%, 12/01/18                                         BBB     12/03 at 102       2,404,200


   PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   ILLINOIS (CONTINUED)
     $ 8,500,000   Chicago Metropolitan Housing Development
                    Corporation (Illinois), Housing Development
                    Revenue Refunding Bonds (FHA-Insured Mortgage
                    Loans-Section 8 Assisted Projects), Series 1992A,
                    6.800%, 7/01/17                                           AA      7/02 at 102     $ 8,798,095
       8,070,000   The County of Cook, Illinois, General Obligation
                    Bonds, Series 1992A, 6.600%, 11/15/22                    Aaa     11/02 at 102       8,663,387
          45,000   Metropolitan Pier and Exposition Authority (Illinois),
                    McCormick Place Expansion Project Bonds,
                    Series 1992A, 6.500%, 6/15/22                             A+      6/03 at 102          47,344
       2,205,000   Metropolitan Pier and Exposition Authority (Illinois),
                    McCormick Place Expansion Project Bonds, Series
                    1922A, 6.500%, 6/15/22 (Pre-refunded to 6/15/03)         Aaa      6/03 at 102       2,426,139
       5,000,000   Regional Transportation Authority (Cook, DuPage,
                    Kane, Lake, McHenry and Will Counties in
                    Illinois), General Obligation Bonds, Series 1993A,
                    5.800%, 6/01/13                                          Aaa      6/03 at 102       5,036,700
------------------------------------------------------------------------------------------------------------------
                   INDIANA - 5.9%
      10,000,000   Indiana Educational Facilities Authority, Educational
                    Facilities Refunding Revenue Bonds (Butler
                    University Project), Series 1992A, 6.600%, 1/01/18       Aaa      1/02 at 102      10,661,900
       2,005,000   Howard County Jail and Juvenile Detention Center
                    Corporation (Indiana), First Mortgage Revenue
                    Bonds, Series 1992, 6.850%, 1/01/12 (Pre-refunded
                    to 1/01/02)                                               A1      1/02 at 102       2,201,911
       2,400,000   Westfield-Washington South School Building
                    Corporation (Indiana), First Mortgage Revenue
                    Bonds (Series 1992), 6.500%, 7/15/13
                    (Pre-refunded to 7/15/02)                                  A      7/02 at 102       2,622,768
------------------------------------------------------------------------------------------------------------------
                   KENTUCKY - 2.6%
                   Kentucky Housing Corporation, Housing Revenue
                    Bonds (Federally Insured or Guaranteed Mortgage
                    Loans), Series 1992A:
       4,455,000    6.600%, 7/01/11                                          Aaa      7/02 at 102       4,641,620
       2,205,000    6.700%, 7/01/17                                          Aaa      7/02 at 102       2,290,466
------------------------------------------------------------------------------------------------------------------
                   LOUISIANA - 4.7%
                   Louisiana Public Facilities Authority, Revenue Bonds,
                    1992 Series, Tulane University of Louisiana:
       2,590,000    6.625%, 11/15/21 (Pre-refunded to 11/15/02)               A1     11/02 at 102       2,849,207
       8,835,000    6.625%, 11/15/21                                          A1     11/02 at 102       9,441,876


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   MASSACHUSETTS - 2.7%
     $ 3,000,000   Massachusetts Health and Educational Facilities
                    Revenue Bonds (Jordan Memorial Hospital Issue),
                    Series 1992C, 6.875%, 10/01/22                            A-     10/02 at 102     $ 3,170,580
                   Massachusetts State General Obligation Refunding
                    Bonds, Series 1991-B:
       2,045,000    6.500%, 8/01/11 (Pre-refunded to 8/01/01)                 A1      8/01 at 102       2,211,443
       1,585,000    6.500%, 8/01/11                                           A1      8/01 at 102       1,704,303
------------------------------------------------------------------------------------------------------------------
                   MICHIGAN - 1.6%
       3,565,000   City of Royal Oak (Michigan), Hospital Finance
                    Authority, Revenue Bonds (Beaumount Properties,
                    Inc.), Series 1992E, 6.625%, 1/01/19                      Aa      1/02 at 102       3,772,768
         435,000   Royal Oak Hospital Finance Authority Revenue
                    Bonds Series 1992-E (Beaumont Properties Inc),
                    6.625%, 1/01/19 (Pre-refunded to 1/01/02)                 Aa      1/02 at 102         474,685
------------------------------------------------------------------------------------------------------------------
                   MONTANA - 0.8%
       2,065,000   City of Billings, Montana, Tax Increment Urban
                    Renewal Bonds, Refunding Series 1992,
                    7.100%, 3/01/08                                          Baa      3/02 at 101       2,210,748
------------------------------------------------------------------------------------------------------------------
                   NEVADA - 0.4%
       1,000,000   Clark County, Nevada, General Obligation (Limited
                    Tax) Las Vegas Convention and Visitors Authority
                    Bonds, Series September 1, 1996, 5.500%, 7/01/17         Aaa      7/06 at 101         967,320
------------------------------------------------------------------------------------------------------------------
                   NEW YORK - 10.8%
       2,695,000   Dormitory Authority of the State of New York, State
                    University Educational Facilities, Revenue Bonds,
                    Series 1989B, 7.250%, 5/15/15 (Pre-refunded
                    to 5/15/00)                                              Aaa      5/00 at 102       2,951,618
       4,000,000   New York State Medical Care Facilities Finance
                    Agency, New York Hospital FHA-Insured Mortgage
                    Revenue Bonds, 1994 Series A (AMBAC Insured
                    Series), 6.750%, 8/15/14                                 Aaa      2/05 at 102       4,342,400
       3,850,000   Metropolitan Transportation Authority (New York),
                    Transit Facilities Service Contract Bonds, Series N,
                    6.000%, 7/01/11                                         Baa1      7/02 at 100       3,786,321
                   The City of New York (New York), General
                    Obligation Bonds, Fiscal 1992 Series H:
       8,000,000    7.100%, 2/01/11                                         Baa1  2/02 at 101 1/2       8,490,080
       3,150,000    7.100%, 2/01/12                                         Baa1  2/02 at 101 1/2       3,342,969
       5,000,000   Triborough Bridge and Tunnel Authority, Convention
                    Center Project Bonds, Series E, 7.250%, 1/01/10         Baa1     No Opt. Call       5,600,700


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   OHIO - 2.3%
     $ 2,800,000   County of Cuyahoga, Ohio, Hospital Revenue Bonds
                    (Meridia Health System), Series 1995,
                    6.250%, 8/15/14                                           A1      8/05 at 102     $ 2,856,476
       3,000,000   County of Erie, Ohio Hospital Improvement and
                    Refunding Revenue Bonds, Series 1992 (Firelands
                    Community Hospital Project), 6.750%, 1/01/15               A      1/02 at 102       3,128,940
------------------------------------------------------------------------------------------------------------------
                   OKLAHOMA - 2.4%
       6,000,000   Water and Sewer System Revenue Bonds, Series
                    1992A, Oklahoma City Water Utilities Trust,
                    Oklahoma City, Oklahoma, 6.400%, 7/01/17                 Aaa      7/02 at 100       6,241,320
------------------------------------------------------------------------------------------------------------------
                   PENNSYLVANIA - 2.6%
       6,295,000   Pennsylvania Intergovernmental Cooperation
                    Authority, Special Tax Revenue Bonds (City of
                    Philadelphia Funding Program) Series of 1992,
                    6.800%, 6/15/22 (Pre-refunded to 6/15/02)                Aaa      6/02 at 100       6,869,796
------------------------------------------------------------------------------------------------------------------
                   RHODE ISLAND - 2.3%
       5,500,000   Rhode Island Depositors Economic Corporation,
                    Special Obligation Bonds, 1992 Series A,
                    6.900%, 8/01/13 (Pre-refunded to 8/01/02)                Aaa      8/02 at 102       6,124,140
------------------------------------------------------------------------------------------------------------------
                   SOUTH CAROLINA - 2.8%
       7,000,000   Richland County (South Carolina), Solid Waste
                    Disposal Facilities Revenue Bonds (Union Camp
                    Corporation Project), Series 1992-A,
                    6.750%, 5/01/22 (Alternative Minimum Tax)                 A1      5/02 at 102       7,360,640
------------------------------------------------------------------------------------------------------------------
                   TENNESSEE - 5.4%
       8,895,000   Tennessee Housing Development Agency,
                    Homeownership Program Bonds, Issue WR,
                    Series 1992, 6.800%, 7/01/17                              AA      7/02 at 102       9,249,021
       4,500,000   Memphis-Shelby County Airport Authority
                    (Tennessee), Special Facilities Revenue Bonds,
                    Series 1984 (Federal Express Corporation),
                    7.875%, 9/01/09                                          BBB      9/01 at 103       4,988,025
------------------------------------------------------------------------------------------------------------------
                   TEXAS - 7.9%
       3,275,000   Bexar County (Texas), Health Facilities Development
                    Corporation, Hospital Revenue Bonds (Baptist
                    Memorial Hospital System Project), Series 1994,
                    6.900%, 2/15/14                                          Aaa      8/04 at 102       3,598,701
       4,825,000   Cleveland Housing Corporation (Texas), Mortgage
                    Revenue Refunding Bonds, Series 1992-C (FHA
                    Insured-Section 8), 7.375%, 7/01/24                      Aaa      1/01 at 102       5,101,521


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   TEXAS (CONTINUED)
     $ 2,500,000   Harris County Health Facilities Development
                    Corporation, Texas Children's Hospital Project,
                    Series 1995, 5.500%, 10/01/16                            Aaa     10/05 at 102     $ 2,378,100
       7,600,000   Port of Corpus Christi Authority of Nueces County
                    (Texas), Pollution Control Revenue Bonds (Hoechst
                    Celanese Corporation), Series 1992,
                    6.875%, 4/01/17 (Alternative Minimum Tax)                 A+      4/02 at 102       8,088,984
       1,460,000   Red River Authority (Texas), Pollution Control
                    Revenue Bonds (Hoechst Celanese Corporation),
                    Series 1992, 6.875%, 4/01/17 (Alternative
                    Minimum Tax)                                              A+      4/02 at 102       1,557,090
------------------------------------------------------------------------------------------------------------------
                   UTAH - 1.3%
       1,560,000   Utah Housing Finance Agency, Single Family
                    Mortgage Purchase Refunding Senior Bonds,
                    Series 1992, 6.800%, 1/01/12                              Aa      7/02 at 102       1,633,242
       1,655,000   Municipal Building Authority of Ogden City School
                    District, Weber County, Utah, Lease Revenue Bonds
                    (Central Middle School Project), Series 1992
                    6.700%, 1/01/12                                         Baa1      1/02 at 101       1,715,043
------------------------------------------------------------------------------------------------------------------
                   VERMONT - 1.4%
       3,600,000   Vermont Industrial Development Authority,
                    Industrial Development Refunding Revenue
                    Bonds (Stanley Works Project), Series 1992,
                    6.750%, 9/01/10                                            A      9/02 at 102       3,784,752
------------------------------------------------------------------------------------------------------------------
                   VIRGINIA - 0.8%
       2,000,000   Industrial Development Authority of Covington-
                    Alleghany County, Virginia, Hospital Facility
                    Revenue Bonds (Alleghany Regional Hospital),
                    Series 1992, 6.625%, 4/01/12 (Pre-refunded
                    to 4/01/02)                                               A-      4/02 at 102       2,181,840
------------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 3.9%
                   Washington Public Power Supply System, Nuclear
                    Project No. 3, Refunding Revenue Bonds,
                    Series 1991A:
       3,600,000    6.750%, 7/01/11                                          Aa1      7/01 at 102       3,851,460
       6,160,000    6.500%, 7/01/18                                          Aa1      7/01 at 102       6,394,080
------------------------------------------------------------------------------------------------------------------
                   WEST VIRGINIA - 0.7%
       1,750,000   West Virginia School Building Authority Capital
                    Improvement Revenue Series 1992-A,
                    6.625%, 7/01/22 (Pre-refunded to 7/01/02)                  A      7/02 at 102       1,916,932


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   WISCONSIN - 4.0%
    $ 10,000,000   Wisconsin Housing and Economic Development
                    Authority, Multi-Family Housing Revenue
                    Bonds, 1992 Series D, 7.200%, 11/01/13
                    (Alternative Minimum Tax)                                 A1      4/02 at 102    $ 10,508,900
------------------------------------------------------------------------------------------------------------------
    $244,770,000   Total Investments - (cost $242,267,478) - 98.6%                                    259,412,974
=================-------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.2%
      $  400,000   New York State, Job Development Authority,
=================   Series B, Variable Rate Demand Bonds,
                    4.000%, 3/01/05+                                          A1                          400,000
------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.2%                                                 3,363,385
------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $263,176,359
==================================================================================================================

                                                                         NUMBER OF       MARKET         MARKET
                       STANDARD & POOR'S                     MOODY'S     SECURITIES      VALUE          PERCENT


  SUMMARY OF                         AAA                         Aaa         20       $ 90,930,606         35%
  RATINGS*                  AA+, AA, AA-           Aa1, Aa, Aa2, Aa3          8         38,689,869         15
  PORTFOLIO OF                        A+                          A1         12         50,773,894         19
  INVESTMENTS                      A, A-                   A, A2, A3          7         25,398,166         10
  (EXCLUDING             BBB+, BBB, BBB-       Baal, Baa, Baa2, Baa3         11         53,620,439         21
  TEMPORARY
  INVESTMENTS):
-----------------------------------------------------------------------------------------------------------------
  TOTAL                                                                      58       $259,412,974        100%
=================================================================================================================

* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions (not covered by the report of independent auditors):
   Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3 (NXR)

  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   CALIFORNIA - 3.0%
     $ 3,000,000   State Public Works Board of the State of California
                    Lease Revenue Bonds (Department of Corrections),
                    1994 Series A (California State of Prison-Monterey
                    County (Soledad II), 6.875%, 11/01/14
                    (Pre-refunded to 11/01/04)                               Aaa     11/04 at 102     $ 3,439,710
         500,000   City of Fresno, California, Health Facility Revenue
                    Refunding Bonds (Holy Cross Health System
                    Corporation), 5.625%, 12/01/18                           Aaa     12/03 at 102         475,930
       1,570,000   City of Torrance (California), Hospital Revenue Bonds
                    (Little Company of Mary Hospital Project), Series
                    1992, 6.875%, 7/01/15                                      A      7/02 at 102       1,661,421
------------------------------------------------------------------------------------------------------------------
                   COLORADO - 6.9%
       2,500,000   City of Colorado Springs, Colorado, Utilities System
                    Refunding Revenue Bonds, Series 1992A,
                    6.125%, 11/15/20                                          Aa     11/02 at 100       2,529,350
       1,500,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1991D,
                    7.750%, 11/15/13 (Alternative Minimum Tax)               Baa     No Opt. Call       1,772,700
       4,000,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1992B,
                    7.250%, 11/15/23 (Alternative Minimum Tax)               Baa     11/02 at 102       4,283,720
       4,000,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1992C,
                    6.750%, 11/15/13 (Alternative Minimum Tax)               Baa     11/02 at 102       4,172,320
------------------------------------------------------------------------------------------------------------------
                   CONNECTICUT - 0.1%
         250,000   Connecticut Health and Educational Facilities
                    Authority Revenue Bonds, Series 1992-A,
                    Bridgeport Hospital Issue, 6.625%, 7/01/18               Aaa      7/02 at 102         266,585
------------------------------------------------------------------------------------------------------------------
                   DISTRICT OF COLUMBIA - 3.4%
       4,245,000   District of Columbia (Washington, D.C.), General
                    Obligation Bonds, Series 1993 E, 6.000%, 6/01/13         Aaa      6/03 at 102       4,285,455
       2,000,000   District of Columbia Hospital Revenue Refunding
                    Bonds (Washington Hospital Center), Series
                    1992-A, 7.125%, 8/15/19                                 Baa1      8/02 at 102       2,094,720
------------------------------------------------------------------------------------------------------------------
                   FLORIDA - 2.5%
       4,000,000   City of Tampa, Florida, Revenue Bonds (The Florida
                    Aquarium Project), Series 1992, 7.550%, 5/01/12
                    (Pre-refunded to 5/01/02)                                N/R      5/02 at 102       4,549,600


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   GEORGIA - 2.3%
                   Fulco Hospital Authority, Refunding Revenue
                    Anticipation Certificates (Georgia Baptist Health
                    Care System Project), Series 1992B:
     $ 2,250,000    6.250%, 9/01/13                                         Baa1      9/02 at 102     $ 2,261,497
       2,000,000    6.375%, 9/01/22                                         Baa1      9/02 at 102       2,019,000
------------------------------------------------------------------------------------------------------------------
                   ILLINOIS - 14.2%
       1,500,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1992C (Evangelical Hospitals Corporation),
                    6.250%, 4/15/22                                          AA-     No Opt. Call       1,637,670
       4,000,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1992B (Franciscan Sisters Health Care
                    Corporation Project), 6.625%, 9/01/13                    Aaa      9/02 at 102       4,292,080
       1,000,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1992 (Mercy Center for Health Care Services),
                    6.650%, 10/01/22                                        Baa1     10/02 at 102       1,022,160
       7,750,000   The Illinois State Toll Highway Authority, Toll
                    Highway Priority Revenue Bonds, 1992 Series A,
                    6.375%, 1/01/15                                           A1      1/03 at 102       8,041,245
       3,000,000   Village of Bryant, Illinois, Pollution Control Revenue
                    Refunding Bonds (Central Illinois Light Company
                    Project), Series 1992, 6.500%, 2/01/18                   Aa2      2/02 at 102       3,121,410
       2,500,000   Chicago Metropolitan Housing Development
                    Corporation (Illinois), Housing Development
                    Revenue Refunding Bonds (FHA-Insured Mortgage
                    Loans-Section 8 Assisted Projects), Series 1992A,
                    6.850%, 7/01/22                                           AA      7/02 at 102       2,594,900
       2,550,000   City of Chicago, Illinois, Mortgage Revenue Bonds,
                    Series 1992 (FHA Insured Mortgage Loan-Lakeview
                    Towers Project), 6.600%, 12/01/20                        AAA     12/02 at 102       2,625,837
       1,700,000   City of Chicago, Chicago-O'Hare International
                    Airport General Airport Second Lien Revenue
                    Refunding Bonds, 5.600%, 1/01/18 (Alternative
                    Minimum Tax)                                             Aaa      1/03 at 102       1,586,338
       1,360,000   Board of Regents of Sangamon State University
                    (Illinois), Auxiliary Facilities System, Revenue
                    Bonds, Series 1992, 6.375%, 10/01/17
                    (Pre-refunded to 10/01/02)                               Aaa     10/02 at 102       1,483,080
------------------------------------------------------------------------------------------------------------------
                   INDIANA - 5.5%
       4,000,000   Indiana State Office Building Commission Correctional
                    Facilities Program, Revenue Bonds, Series 1991,
                    6.375%, 7/01/16                                           A1     12/01 at 102       4,151,000
       1,205,000   Allen County, Indiana, Refunding Certificates of
                    Participation, Series 1991, 6.500%, 11/01/17              Aa      5/02 at 101       1,275,938


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   INDIANA (CONTINUED)
     $ 2,000,000   School Building Corporation of Warren Township
                    (Marion County, Indiana), First Mortgage Bonds,
                    Series 1992A, 6.000%, 7/15/12                              A      7/02 at 102     $ 2,038,160
       2,725,000   Warrick County, Indiana, Adjustable Rate
                    Environmental Improvement Revenue Bonds,
                    1993 Series B (Southern Indiana Gas and Electric
                    Company Project), 6.000%, 5/01/23 (Alternative
                    Minimum Tax)                                              AA      5/03 at 102       2,742,495
------------------------------------------------------------------------------------------------------------------
                   KENTUCKY - 2.6%
         500,000   County of Trimble, Kentucky, Pollution Control
                    Revenue Bonds, 1990 Series B (Louisville Gas and
                    Electric Company Project), 6.550%, 11/01/20
                     (Alternative Minimum Tax) (Pre-refunded
                    to 9/16/02)                                               AA      9/02 at 102         546,330
       4,080,000   Trimble County, Kentucky, Pollution Control
                    Revenue Bonds (Louisville Gas and Electric
                    Company Project), Series 1990-B, 6.550%, 11/01/20
                    (Alternative Minimum Tax)                                 AA      9/02 at 102       4,285,918
------------------------------------------------------------------------------------------------------------------
                   LOUISIANA - 2.3%
       4,000,000   Louisiana Public Facilities Authority, Revenue
                    Bonds, Series 1992, Baton Rouge Water Works
                    Company Project, 6.400%, 2/01/10 (Alternative
                    Minimum Tax)                                             AA-      2/03 at 101       4,217,520
------------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 0.7%
       1,270,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, MetroWest Health, Inc.
                    Issue, Series C, 6.500%, 11/15/18 (Pre-refunded
                    to 11/15/02)                                             Aaa     11/02 at 102       1,394,320
------------------------------------------------------------------------------------------------------------------
                   MICHIGAN - 6.7%
       4,000,000   Michigan Housing Development Authority, Single
                    Family Mortgage Revenue, Series 1996-C,
                    5.950%, 12/01/17                                         AA+      6/06 at 102       3,980,800
       8,240,000   Michigan Housing Development Authority, Limited
                    Obligation Revenue Bonds (Greenwood Villa
                    Project), Series 1992, 6.625%, 9/15/17                   Aaa      9/02 at 103       8,566,304
------------------------------------------------------------------------------------------------------------------
                   NEVADA - 1.6%
                   Clark County, Nevada, Las Vegas-McCarran
                    International Airport, Passenger Facility Charge
                    Revenue Bonds, Series 1992B:
       1,955,000    6.500%, 7/01/12 (Alternative Minimum Tax)                  A      7/02 at 102       1,986,886
       1,000,000    6.250%, 7/01/22 (Alternative Minimum Tax)                  A      7/02 at 102         983,060


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   NEW YORK - 10.3%
     $ 2,130,000   Dormitory Authority of the State of New York, City
                    University System Consolidated, Second General
                    Resolution Revenue Bonds, Series 1990C,
                    7.500%, 7/01/10                                         Baa1     No Opt. Call     $ 2,428,370
       2,000,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1992 Series C (Mount
                    Sinai Hospital), 6.250%, 8/15/12                         AAA      8/02 at 102       2,053,800
       2,000,000   The City of New York (New York), General Obligation
                    Bonds, Fiscal 1992 Series H, 7.100%, 2/01/11            Baa1  2/02 at 101 1/2       2,122,520
       1,000,000   The New York City (New York), General Obligation
                    Bonds, Fiscal 1991 Series B, 7.000%, 6/01/12            Baa1  6/01 at 101 1/2       1,055,760
       1,060,000   The City of New York, New York, General Obligation
                    Bonds, Fiscal 1992 Series B, 7.000%, 2/01/18            Baa1  2/02 at 101 1/2       1,120,537
                   New York City, General Obligation Bonds, Fiscal
                    1992 Series C-1:
          60,000    7.000%, 8/01/17 (Pre-refunded to 8/01/02)               Baa1  8/02 at 101 1/2          67,035
       1,690,000    7.000%, 8/01/17                                         Baa1  8/02 at 101 1/2       1,792,820
                   New York City, General Obligation Bonds, Fiscal
                    1993 Series D:
         180,000    7.500%, 2/01/18 (Pre-refunded to 2/01/02)               Baa1  2/02 at 101 1/2         203,330
       1,320,000    7.500%, 2/01/18                                         Baa1  2/02 at 101 1/2       1,450,231
       4,000,000   New York City Municipal Water Finance Authority,
                    Water and Sewer Revenue Bonds, Fiscal 1993
                    Series A, 6.000%, 6/15/17                                 A2  6/02 at 101 1/2       4,014,640
       2,785,000   New York City Municipal Water Finance Authority
                    (New York), Water and Sewer System Revenue
                    Bonds, Fixed Rate Fiscal 1993 Series BBonds,
                    6.375%, 6/15/22                                           A2      6/02 at 101       2,897,430
------------------------------------------------------------------------------------------------------------------
                   PENNSYLVANIA - 6.2%
       2,000,000   Pennsylvania Higher Educational Facilities Authority,
                    Revenue Bonds (Drexel University), Series 1993,
                    6.375%, 5/01/17                                         BBB+      5/03 at 102       2,042,860
       4,000,000   Pennsylvania Housing Finance Agency, Rental
                    Housing Refunding Bonds, Issue of 1992 (FNMA
                    Insured Mortgage Loans), 6.500%, 7/01/23                 Aaa      7/02 at 102       4,111,000
       2,500,000   Cambria County Hospital Development Authority
                    (Pennsylvania), Hospital Revenue Refunding and
                    Improvement Bonds, Series B of 1992 (Conemaugh
                    Valley Memorial Hospital Project), 6.375%, 7/01/18       AAA      7/02 at 102       2,581,575
       2,435,000   Dauphin County, Pennsylvania, Industrial
                    Development Authority, Water Development
                    Refunding Revenue Bonds, Series 1992B (Dauphin
                    Consolidated Water Supply Company),
                    6.700%, 6/01/17                                            A     No Opt. Call       2,737,622


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   SOUTH CAROLINA - 3.1%
     $ 4,000,000   South Carolina Public Service Authority Revenue
                    Bonds, 1992 Refunding Series A, 6.375%, 7/01/11           Aa      7/02 at 102     $ 4,210,200
       1,600,000   City of Spartanburg, South Carolina, Water System
                    Improvement Refunding Revenue Bonds, Series
                    1992, 6.250%, 6/01/17                                    AA-      6/02 at 101       1,644,880
------------------------------------------------------------------------------------------------------------------
                   SOUTH DAKOTA - 2.2%
       4,000,000   South Dakota Health and Educational Facilities
                    Authority, Revenue Bonds, Series 1992 (Rapid City
                    Regional Hospital Issue), 6.150%, 9/01/18                Aaa      9/02 at 102       4,026,920
------------------------------------------------------------------------------------------------------------------
                   TENNESSEE - 2.5%
       4,420,000   Memphis-Shelby County Airport Authority
                    (Tennessee), Special Facilities Revenue Refunding
                    Bonds, Series 1992 (Federal Express Corporation),
                    6.750%, 9/01/12                                          BBB      9/02 at 102       4,684,935
------------------------------------------------------------------------------------------------------------------
                   TEXAS - 6.0%
       3,755,000   Grand Prairie Industrial Development Authority,
                    Industrial Development Revenue Refunding Bonds,
                    Series 1992 (Baxter International Inc. Project),
                    6.550%, 12/01/12                                           A     12/02 at 102       3,898,704
       2,500,000   Harris County Health Facilities (Texas), Development
                    Corporation Hospital Revenue Bonds (Hermann
                    Hospital), Series 1994, 6.375%, 10/01/17                 Aaa     10/04 at 101       2,620,575
       5,000,000   North Central Texas Health Facilities Development
                    Corporation, Hospital Revenue Refunding Bonds,
                    1995 (Baylor Health Care System), 5.250%, 5/15/16         AA      5/06 at 102       4,676,200
------------------------------------------------------------------------------------------------------------------
                   VIRGINIA - 2.2%
       4,000,000   Virginia Housing Development Authority,
                    Commonwealth Mortgage Bonds, 1992 Series A,
                    7.100%, 1/01/22                                          Aa1      1/02 at 102       4,148,760
------------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 9.9%
       5,840,000   State of Washington, Certificates of Participation,
                    Series 1991-A, State Office Building Project,
                    6.000%, 4/01/12                                           A1      4/01 at 102       5,769,044
       4,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1992A, 6.500%, 7/01/15                                   Aa1      7/02 at 102       4,159,760
       4,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1991A, 6.875%, 7/01/17 (Pre-refunded to 7/01/01)         Aaa      7/01 at 102       4,392,840
       4,000,000   Port of Seattle, Washington, Revenue Bonds, Series
                    1992B, 6.000%, 11/01/17 (Alternative Minimum Tax)        AA-     11/02 at 100       4,013,840


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


                   WEST VIRGINIA - 4.4%
     $ 1,855,000   West Virginia School Building Authority, Capital
                    Improvement Revenue Series 1992-A,
                    6.500%, 7/01/12 (Pre-refunded to 7/01/02)                  A      7/02 at 102     $ 2,021,783
         395,000   West Virginia School Building Authority, Capital
                    Improvement Revenue Bonds, Series 1992-A,
                    6.500%, 7/01/12                                            A      7/02 at 102         420,098
       2,500,000   Berkeley County Building Commission (West
                    Virginia), Hospital Revenue Bonds (City Hospital
                    Project), Series 1992, 6.500%, 11/01/09                 BBB+     11/02 at 102       2,611,125
       3,000,000   Mason County, West Virginia, Pollution Control
                    Revenue Bonds (Appalachian Power Company
                    Project), Series 1992J, 6.600%, 10/01/22                Baa1     10/02 at 102       3,089,580
------------------------------------------------------------------------------------------------------------------
    $176,175,000   Total Investments - (cost $175,030,604) - 98.6%                                    183,454,233
=================-------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.2%
      $  200,000   Orange County Water District, Variable Rate
                    Demand Bonds, 3.650%, 8/15/15+                          A-1+                          200,000
         200,000   The Wake County Industrial Facilities and Pollution
                    Control Financing Authority, Pollution Control
                    Revenue Bonds (Carolina Power and Light
                    Company Project), Series 1987, Variable Rate
                    Demand Bonds, 3.900%, 3/01/17+ (Alternative
                    Minimum Tax)                                             P-1                          200,000
------------------------------------------------------------------------------------------------------------------
      $  400,000   Total Temporary Investment  - 0.2%                                                     400,000
=================-------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.2%                                                 2,210,363
------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $186,064,596
==================================================================================================================


                                                                          NUMBER OF      MARKET          MARKET
                       STANDARD & POOR'S                     MOODY'S     SECURITIES      VALUE          PERCENT


  SUMMARY OF                         AAA                         Aaa          16     $ 48,202,349         26%
  RATINGS*                  AA+, AA, AA-            Aa1, Aa, Aa2, A3          16       49,785,971         27
  PORTFOLIO OF                        A+                          A1           3       17,961,289         10
  INVESTMENTS                      A, A-                   A, A2, A3          10       22,659,804         12
  (EXCLUDING             BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3          19       40,295,220         22
  TEMPORARY                    Non-rated                   Non-rated           1        4,549,600          3
  INVESTMENTS):
------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       65     $183,454,233        100%
==================================================================================================================

* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions (not covered by the report of independent auditors):
   Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


NUVEEN INSURED CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO (NXC)

  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


     $ 2,050,000   California Educational Facilities Authority,
                    Refunding Revenue Bonds, Series 1992 (Loyola
                    Marymount University), 6.000%, 10/01/14                  Aaa     10/01 at 100     $ 2,079,377
       1,000,000   California Health Facilities Financing Authority,
                    Insured Hospital Revenue Bonds (Adventist Health
                    System/West), 1991 Series B, 6.500%, 3/01/11             Aaa      3/01 at 102       1,059,820
       2,500,000   California Health Facilities Financing Authority,
                    Insured Hospital Revenue Bonds (Scripps Memorial
                    Hospitals), Series 1992A, 6.400%, 10/01/12               Aaa     10/02 at 102       2,647,000
       4,000,000   California Health Facilities Financing Authority,
                    Insured Hospital Revenue Bonds (San Diego
                    Hospital Association), Series 1992B,
                    6.125%, 8/01/11                                          Aaa      8/02 at 102       4,139,080
         500,000   California Statewide Communities Development
                    Authority, Certificates of Participation (Sutter
                    Health Obligated Group), Series 1993,
                    5.500%, 8/15/23                                          Aaa      8/03 at 102         468,625
       3,500,000   State Public Works Board of the State of California,
                    Lease Revenue Bonds (Department of Corrections),
                    1991 Series A (State Prisons-Imperial County),
                    6.500%, 9/01/17                                          Aaa     No Opt. Call       3,868,795
       2,320,000   Brea Public Financing Authority (Orange County,
                    California), 1991 Lease Revenue Bonds, Series A,
                    6.250%, 7/01/21                                          Aaa      7/00 at 102       2,384,890
       4,000,000   Eastern Municipal Water District (Riverside County,
                    California), Water and Sewer Revenue Refunding
                    Certificates of Participation, Series 1991A,
                    6.300%, 7/01/20                                          Aaa      7/01 at 101       4,136,560
       1,250,000   Fairfield-Suisun Sewer District (Solano County
                    California), Sewer Revenue Refunding Bonds, Series
                    1991A, 6.250%, 5/01/16                                   Aaa      5/01 at 102       1,296,213
       4,000,000   The Community Redevelopment Agency of the City
                    of Los Angeles, California, Hollywood
                    Redevelopment Project, Tax Allocation Bonds,
                    Series B, 6.100%, 7/01/22                                Aaa      7/02 at 102       4,040,320
       4,000,000   City of Los Angeles, California, Wastewater System
                    Revenue Bonds, Series 1992-B, 6.250%, 6/01/12            Aaa      6/02 at 102       4,157,360
       2,430,000   County of Los Angeles, Certificates of Participation
                    (Edmund D. Edelman Children's Court and Petersen
                    Museum Projects), 6.000%, 4/01/12                        Aaa      4/02 at 102       2,490,604
       1,500,000   Los Angeles County Metropolitan Transportation
                    Authority (California), Proposition A, Sales Tax
                    Revenue Refunding Bonds, Series 1993-A,
                    5.625%, 7/01/18                                          Aaa      7/03 at 102       1,444,110
       3,450,000   M-S-R Public Power Agency (California), San Juan
                    Project Revenue Bonds, Series 1991E,
                    6.000%, 7/01/22                                          Aaa      7/01 at 100       3,459,212


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


     $ 2,430,000   Modesto Irrigation District, California, Certificates
                    of Participation (Refunding and Capital
                    Improvements Project), Series 1991A,
                    6.000%, 10/01/21                                         Aaa     10/01 at 100     $ 2,437,096
       1,500,000   Modesto Irrigation District Financing Authority,
                    Domestic Water Project Revenue Bonds, Series
                    1992A, 6.125%, 9/01/19                                   Aaa      9/02 at 102       1,517,700
       3,000,000   Northern California Power Agency, Hydroelectric
                    Project Number One, Revenue Bonds, 1992
                    Refunding Series A, 6.250%, 7/01/12                      Aaa      7/02 at 102       3,120,900
       4,000,000   City of Oakland, Alameda County, California,
                    General Obligation Bonds, Series 1992,
                    6.000%, 6/15/17                                          Aaa      6/02 at 102       4,030,960
       3,675,000   Palm Springs Financing Authority, Palm Springs
                    Regional Airport, Revenue Bonds, Series 1992,
                    6.000%, 1/01/12 (Alternative Minimum Tax)                Aaa      1/02 at 102       3,741,848
       3,750,000   Port of Oakland (California), Revenue Bonds, Series
                    1992-E, 6.500%, 11/01/16 (Alternative
                    Minimum Tax)                                             Aaa     11/02 at 102       3,950,063
       3,310,000   Rio Linda Union School District (California), General
                    Obligation Bonds, Series 1992-A, 6.375%, 8/01/17
                    (Pre-refunded to 8/01/02)                                Aaa      8/02 at 102       3,630,971
         500,000   Rio Linda Union School District, General Obligation
                    Bonds, Series 1992-A, 6.250%, 8/01/15
                    (Pre-refunded to 8/01/02)                                Aaa      8/02 at 102         545,565
       3,800,000   Sacramento Municipal Utility District (California),
                    Electric Revenue Bonds, 1992 Series B,
                    6.375%, 8/15/22                                          Aaa      8/02 at 102       3,993,116
       4,000,000   San Bernardino County, California, Certificates of
                    Participation (1992 West Valley Detention Center
                    Refinancing Project), 6.000%, 11/01/18                   Aaa     11/02 at 102       4,020,280
       4,000,000   County of San Diego (California), Certificates of
                    Participation (1994 Inmate Reception Center and
                    Cooling Plant Financing), 6.750%, 8/01/14                Aaa      8/04 at 102       4,383,560
       3,500,000   San Francisco Airports Commission, San Francisco
                    International Airport, Second Series Refunding
                    Revenue Bonds, Issue 1, 6.300%, 5/01/11                  Aaa      5/02 at 102       3,684,240
       2,150,000   Airports Commission, City and County of San
                    Francisco, California, San Francisco International
                    Airport, Second Series Refunding Revenue Bonds,
                    Issue 3 Bonds, 6.200%, 5/01/20 (Alternative
                    Minimum Tax)                                             Aaa      5/03 at 102       2,180,530
       1,000,000   Tulare County, California, Certificates of
                    Participation (1992 Financing Project),
                    Series A, 6.125%, 11/15/12                               Aaa     11/02 at 102       1,041,210


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


     $ 1,225,000   Turlock Irrigation District (California), Revenue
                    Refunding Bonds, Series 1992-A, 6.250%, 1/01/12          Aaa     No Opt. Call     $ 1,321,393
       4,000,000   Walnut Public Financing Authority (Los Angeles
                    County, California), 1992 Tax Allocation Revenue
                    Bonds (Walnut Improvement Project),
                    6.500%, 9/01/22                                          Aaa      9/02 at 102       4,268,840
       4,000,000   Walnut Valley Water District (California), Certificates
                    of Participation (Badillo/Grand Transmission
                    Project), Series 1992, 6.125%, 2/01/18                   Aaa      2/01 at 102       4,044,480
------------------------------------------------------------------------------------------------------------------
     $86,340,000   Total Investments - (cost $85,629,211) - 98.6%                                      89,584,718
=================-------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.3%
      $  300,000   Orange County Water District, Variable Rate
=================   Demand Bonds, 3.650%, 8/15/15+                          A-1+                          300,000
------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.1%                                                 1,009,634
------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                  $90,894,352
==================================================================================================================


                                                                          NUMBER OF       MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S          SECURITIES       VALUE           PERCENT


  SUMMARY OF                         AAA                    Aaa               31       $89,584,718         100%
  RATINGS*
  PORTFOLIO OF
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
-----------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       31       $89,584,718         100%
=================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


NUVEEN INSURED NEW YORK SELECT TAX-FREE INCOME PORTFOLIO (NXN)

  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


     $ 1,560,000   Dormitory Authority of the State of New York,
                    Judicial Facilities Lease Revenue Bonds,
                    (Suffolk County Issue)
                    Series 1986, 7.375%, 7/01/16                             Aaa     No Opt. Call     $ 1,865,308
       1,100,000   Dormitory Authority of the State of New York,
                    Mount Sinai School of Medicine, Insured Revenue
                    Bonds, Series 1991, 6.750%, 7/01/15                      Aaa      7/01 at 102       1,187,307
       2,400,000   Dormitory Authority of the State of New York,
                    Hamilton College, Insured Revenue Bonds,
                    Series 1991, 6.500%, 7/01/21                             Aaa      7/01 at 102       2,482,320
         570,000   Dormitory Authority of the State of New York, City
                    University System Consolidated, Second General
                    Resolution Revenue Bonds, Series 1990C,
                    7.500%, 7/01/10                                          Aaa     No Opt. Call         678,283
       2,050,000   Dormitory Authority of the State of New York Ithaca
                    College Insured Revenue Bonds, Series 1991,
                    6.500%, 7/01/10                                          Aaa      7/01 at 102       2,191,717
       1,370,000   Dormitory Authority of the State of New York, Siena
                    College, Insured Revenue Bonds, Series 1992,
                    6.000%, 7/01/11                                          Aaa      7/02 at 102       1,404,606
       2,250,000   Dormitory Authority of the State of New York, New
                    York University Insured Revenue Bonds,
                    Series 1991, 6.250%, 7/01/09                             Aaa      7/01 at 102       2,365,290
       2,500,000   Dormitory Authority of the State of New York,
                    Marist College, Insured Revenue Bonds,
                    Series 1992, 6.000%, 7/01/12                             Aaa      7/02 at 102       2,568,400
         200,000   New York State Thruway Authority Highway and
                    Bridge Trust Fund Bonds Series 1995B,
                    5.125%, 4/01/15                                          Aaa      4/05 at 102         185,822
       1,245,000   New York State Housing Finance Agency, Insured
                    Multi-Family Housing Mortgage Revenue Bonds,
                    Series 1992C (FHA-Insured), 6.450%, 8/15/14              Aaa      8/02 at 102       1,291,364
       2,105,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1992 Series B,
                    6.250%, 8/15/18                                          Aaa      2/02 at 102       2,162,088
         250,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1992 Series D,
                    6.100%, 8/15/13                                          Aaa      8/02 at 102         256,233
       2,500,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-
                    Insured Mortgage Revenue Bonds, 1992
                    Series C (Mount Sinai Hospital), 6.250%, 8/15/12         Aaa      8/02 at 102       2,585,425


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


     $ 2,500,000   New York State Medical Care Facilities Finance
                    Agency, New York Hospital FHA- Insured
                    Mortgage Revenue Bonds, 1994 Series A
                    (AMBAC Insured Series), 6.750%, 8/15/14                  Aaa      2/05 at 102     $ 2,714,000
       1,945,000   New York State Power Authority, General Purpose
                    Bonds, Series 1992 AA, 6.250%, 1/01/23                   Aaa      1/02 at 102       2,002,397
       1,500,000   New York State Thruway Authority, General Revenue
                    Bonds, Series 1992A, 5.500%, 1/01/23                     Aaa      1/02 at 100       1,410,525
       2,000,000   New York State Thruway Authority, Local Highway
                    and Bridge Service Contract Bonds, Series 1992,
                    6.000%, 4/01/10                                          Aaa      4/02 at 102       2,053,080
                   Town of Clarkstown Rickland County, New York,
                    Various Purposes Serial Bonds-1992:
         505,000    5.600%, 6/15/10                                          Aaa     No Opt. Call         515,120
         525,000    5.600%, 6/15/11                                          Aaa     No Opt. Call         532,408
         525,000    5.600%, 6/15/12                                          Aaa     No Opt. Call         530,045
       3,500,000   Metropolitan Transportation Authority, Commuter
                    Facilities Revenue Bonds, Series 1992B,
                    6.250%, 7/01/17                                          Aaa      7/02 at 102       3,617,880
       2,250,000   Metropolitan Transportation Authority, Transit
                    Facilities Revenue Bonds, Series J,
                    6.375%, 7/01/10                                          Aaa      7/02 at 102       2,388,938
       1,430,000   New Hartford Housing Development Corporation,
                    Mortgage Revenue Refunding Bonds, Series 1992-A
                    (Village Point Project-FHA-Insured Mortgage Loan-
                    Section 8 Assisted Project), 7.375%, 1/01/24             Aaa      7/02 at 100       1,509,351
         255,000   The City of New York (New York), General
                    Obligation Bonds, Fiscal 1992 Series C,
                    6.250%, 8/01/11                                          Aaa  8/02 at 101 1/2         265,687
       2,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series B, 6.950%, 8/15/12                    Aaa      8/04 at 101       2,203,020
       1,250,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds,
                    Fiscal 1992 Series A, 6.250%, 6/15/21                    Aaa      6/01 at 100       1,284,413
       1,000,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds,
                    Series 1992C, 6.200%, 6/15/21                            Aaa  6/02 at 101 1/2       1,030,650
       4,900,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds,
                    Fiscal 1993 Series A, 5.750%, 6/15/18                    Aaa  6/02 at 101 1/2       4,808,320
       1,000,000   New York City Industrial Development Agency, Civic
                    Facility Revenue Bonds, (USTA National Tennis
                    Center Incorporated Project), 6.375%, 11/15/14           Aaa     11/04 at 102       1,055,830


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                            RATINGS*     PROVISIONS**        VALUE


     $ 2,500,000   Port of Authority of New York and New Jersey,
                    Consolidated Revenue Bonds, Ninety-Seventh
                    Series, 6.500%, 7/15/19 (Alternative Minimum Tax)        Aaa      1/05 at 101     $ 2,642,674
         485,000   Suffolk County Water Authority (New York),
                    Waterworks Revenue Bonds, Series 1986-V,
                    6.750%, 6/01/12                                          AAA     No Opt. Call         514,861
       2,250,000   Triborough Bridge and Tunnel Authority, Special
                    Obligation Refunding Bonds, Series 1991A,
                    6.625%, 1/01/17                                          Aaa      1/01 at 102       2,403,202

------------------------------------------------------------------------------------------------------------------
     $52,420,000   Total Investments - (cost $52,318,267) - 98.1%                                      54,706,564
=================-------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.9%
      $  500,000   Babylon Industrial Development Agency (OFS
=================   Equity Project), Variable Rate Demand Bonds,
                    3.800%, 12/01/24+ (Alternative Minimum Tax)             A-1+                          500,000
------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.0%                                                   575,195
------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                  $55,781,759
==================================================================================================================


                                                                         NUMBER OF       MARKET           MARKET
                       STANDARD & POOR'S                MOODY'S         SECURITIES        VALUE          PERCENT


  SUMMARY OF                         AAA                    Aaa             32         $54,706,564         100%
  RATINGS*
  PORTFOLIO OF
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
-------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                     32         $54,706,564         100%
===================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions (not covered by the report of independent auditors):
   Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


STATEMENT OF NET ASSETS

                                                              NXP               NXQ              NXR                 NXC


ASSETS
Investments in municipal securities, at market
   value (note 1)                                         $244,018,802      $259,412,974      $183,454,233      $ 89,584,718
Temporary investments in short-term municipal
   securities, at amortized cost (note 1)                      200,000           400,000           400,000           300,000
Cash                                                            32,515            97,811            95,447            33,046
Receivables:
   Interest                                                  5,185,483         4,731,879         3,128,596         1,456,109
   Investments sold                                             75,000              --                --                --
Other assets                                                    19,612            19,624            19,371            12,983
                                                          ------------      ------------      ------------      ------------
     Total assets                                          249,531,412       264,662,288       187,097,647        91,386,856
                                                          ------------      ------------      ------------      ------------

LIABILITIES
Accrued expenses:
   Surveillance and administration fees (note 6)                51,700            65,837            47,056            23,400
   Other                                                       135,118           117,169            91,471            49,880
Dividends payable                                            1,252,924         1,302,923           894,524           419,224
                                                          ------------      ------------      ------------      ------------
     Total liabilities                                       1,439,742         1,485,929         1,033,051           492,504
                                                          ------------      ------------      ------------      ------------
Net assets (note 7)                                       $248,091,670      $263,176,359      $186,064,596      $ 90,894,352
                                                          ============      ============      ============      ============

Shares outstanding                                          16,378,097        17,607,068        12,964,123         6,257,068
                                                          ============      ============      ============      ============

Net asset value per share outstanding (net assets
   divided by shares outstanding)                         $      15.15      $      14.95      $      14.35      $      14.53
                                                          ============      ============      ============      ============

   See accompanying notes to financial statements.


                                                                  NXN


ASSETS
Investments in municipal securities, at market
   value (note 1)                                             $54,706,564
Temporary investments in short-term municipal
   securities, at amortized cost (note 1)                         500,000
Cash                                                               66,311
Receivables:
   Interest                                                       805,225
   Investments sold                                                  --
Other assets                                                       12,873
                                                              -----------
     Total assets                                              56,090,973
                                                              -----------

LIABILITIES
Accrued expenses:
   Surveillance and administration fees (note 6)                   14,363
   Other                                                           40,892
Dividends payable                                                 253,959
                                                              -----------
     Total liabilities                                            309,214
                                                              -----------
Net assets (note 7)                                           $55,781,759
                                                              ===========

Shares outstanding                                              3,907,068
                                                              ===========

Net asset value per share outstanding (net assets
   divided by shares outstanding)                             $     14.28
                                                              ===========

   See accompanying notes to financial statements.


STATEMENT OF OPERATIONS
Year ended March 31, 1997

                                                                         NXP               NXQ              NXR               NXC


INVESTMENT INCOME
Tax-exempt interest income (note 1)                                  $ 15,742,252     $ 16,548,667     $ 11,445,681     $  5,395,365
                                                                     ------------     ------------     ------------     ------------
Expenses:
   Surveillance and administration fees (note 6)                          603,972          770,955          548,430          273,269
   Shareholders' servicing agent fees and expenses                         56,722           52,886           41,296           14,483
   Custodian's fees and expenses                                           53,093           54,568           47,011           37,354
   Trustees' fees and expenses (note 6)                                    35,314           37,483           26,620           13,535
   Professional fees                                                       19,786           18,839           17,443           15,669
   Shareholders' reports--printing and mailing expenses                   129,125          111,708           83,716           29,422
   Stock exchange listing fees                                             24,260           24,260           24,260           16,170
   Investor relations expense                                              18,522           18,097           13,208            5,683
   Other expenses                                                          13,554           14,316           10,468            5,893
                                                                     ------------     ------------     ------------     ------------
     Total expenses                                                       954,348        1,103,112          812,452          411,478
                                                                     ------------     ------------     ------------     ------------
       Net investment income                                           14,787,904       15,445,555       10,633,229        4,983,887
                                                                     ------------     ------------     ------------     ------------


REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment transactions
   (notes 1 and 3)                                                        (38,357)         (70,141)        (678,107)            --
Net change in unrealized appreciation or depreciation
   of investments                                                       1,518,759          752,365        2,418,261          718,256
                                                                     ------------     ------------     ------------     ------------
       Net gain from investments                                        1,480,402          682,224        1,740,154          718,256
                                                                     ------------     ------------     ------------     ------------
Net increase in net assets from operations                           $ 16,268,306     $ 16,127,779     $ 12,373,383     $  5,702,143
                                                                     ============     ============     ============     ============

See accompanying notes to financial statements.



                                                                        NXN


INVESTMENT INCOME
Tax-exempt interest income (note 1)                                 $ 3,326,348
                                                                    -----------
Expenses:
   Surveillance and administration fees (note 6)                        168,103
   Shareholders' servicing agent fees and expenses                        9,851
   Custodian's fees and expenses                                         33,969
   Trustees' fees and expenses (note 6)                                   8,677
   Professional fees                                                     15,021
   Shareholders' reports--printing and mailing expenses                  26,293
   Stock exchange listing fees                                           16,170
   Investor relations expense                                             3,651
   Other expenses                                                         4,196
                                                                    -----------
     Total expenses                                                     285,931
                                                                    -----------
       Net investment income                                          3,040,417
                                                                    -----------


REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment transactions
   (notes 1 and 3)                                                         (918)
Net change in unrealized appreciation or depreciation
   of investments                                                       107,862
                                                                    -----------
       Net gain from investments                                        106,944
                                                                    -----------
Net increase in net assets from operations                          $ 3,147,361
                                                                    ===========

   See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS

                                                                             NXP                                NXQ

                                                                 Year ended        Year ended        Year ended        Year ended
                                                                   3/31/97           3/31/96           3/31/97           3/31/96


OPERATIONS
Net investment income                                           $  14,787,904     $  14,878,045     $  15,445,555     $  15,485,267
Net realized gain (loss) from investment transactions
   (notes 1 and 3)                                                    (38,357)          (63,223)          (70,141)            7,830
Net change in unrealized appreciation or depreciation
   of investments                                                   1,518,759         6,475,822           752,365         6,699,901
                                                                -------------     -------------     -------------     -------------
     Net increase in net assets from operations                    16,268,306        21,290,644        16,127,779        22,192,998
                                                                -------------     -------------     -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM UNDISTRIBUTED NET INVESTMENT
INCOME (note 1)                                                   (15,035,095)      (15,321,715)      (15,719,586)      (15,973,130)
                                                                -------------     -------------     -------------     -------------
     Net increase in net assets                                     1,233,211         5,968,929           408,193         6,219,868
Net assets at beginning of year                                   246,858,459       240,889,530       262,768,166       256,548,298
                                                                -------------     -------------     -------------     -------------
Net assets at end of year                                       $ 248,091,670     $ 246,858,459     $ 263,176,359     $ 262,768,166
                                                                =============     =============     =============     =============

Balance of undistributed net investment income at
   end of year                                                  $      71,632     $     318,823     $     242,994     $     517,025
                                                                =============     =============     =============     =============

See accompanying notes to financial statements.



                                                                             NXR                                 NXC

                                                                 Year ended        Year ended         Year ended        Year ended
                                                                   3/31/97           3/31/96            3/31/97           3/31/96


OPERATIONS
Net investment income                                           $  10,633,229     $  10,708,241     $   4,983,887     $   4,999,789
Net realized gain (loss) from investment transactions
   (notes 1 and 3)                                                   (678,107)           21,932              --              33,972
Net change in unrealized appreciation or depreciation
   of investments                                                   2,418,261         4,397,745           718,256         1,682,005
                                                                -------------     -------------     -------------     -------------
     Net increase in net assets from operations                    12,373,383        15,127,918         5,702,143         6,715,766
                                                                -------------     -------------     -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM UNDISTRIBUTED NET INVESTMENT
INCOME (note 1)                                                   (10,773,186)      (10,889,864)       (5,030,683)       (5,078,863)
                                                                -------------     -------------     -------------     -------------
     Net increase in net assets                                     1,600,197         4,238,054           671,460         1,636,903
Net assets at beginning of year                                   184,464,399       180,226,345        90,222,892        88,585,989
                                                                -------------     -------------     -------------     -------------
Net assets at end of year                                       $ 186,064,596     $ 184,464,399     $  90,894,352     $  90,222,892
                                                                =============     =============     =============     =============

Balance of undistributed net investment income at
   end of year                                                  $     124,480     $     264,437     $      52,113     $      98,909
                                                                =============     =============     =============     =============

See accompanying notes to financial statements.



                                                                       NXN

                                                            Year ended      Year ended
                                                              3/31/97         3/31/96


OPERATIONS
Net investment income                                      $  3,040,417    $  3,058,490
Net realized gain (loss) from investment transactions
   (notes 1 and 3)                                                 (918)          8,928
Net change in unrealized appreciation or depreciation
   of investments                                               107,862         806,780
                                                           ------------    ------------
     Net increase in net assets from operations               3,147,361       3,874,198
                                                           ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM UNDISTRIBUTED NET INVESTMENT
INCOME (note 1)                                              (3,047,516)     (3,047,517)
                                                           ------------    ------------
     Net increase in net assets                                  99,845         826,681
Net assets at beginning of year                              55,681,914      54,855,233
                                                           ------------    ------------
Net assets at end of year                                  $ 55,781,759    $ 55,681,914
                                                           ============    ============

Balance of undistributed net investment income at
   end of year                                             $     82,643    $     89,742
                                                           ============    ============

   See accompanying notes to financial statements.


NOTES TO FINANCIAL STATEMENTS


                          1. GENERAL INFORMATION AND SIGNIFICANT
                          ACCOUNTING POLICIES
                          At March 31, 1997, the Trusts covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Select Tax-Free Income Portfolio
                          (NXP), Nuveen Select Tax-Free Income Portfolio 2
                          (NXQ), Nuveen Select Tax-Free Income Portfolio 3
                          (NXR), Nuveen Insured California Select Tax-Free Income Portfolio (NXC) and Nuveen Insured New York Select Tax-Free Income Portfolio (NXN).

                          The Trusts are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

                          Each Trust's portfolio of investments consists of municipal obligations that 1) have an average maturity of approximately 19-20 years; 2) are rated within the four highest investment grades by Standard & Poor's or Moody's; and 3) on average, may not be redeemed at the option of the issuer thereof for approximately seven to eight years from the date of purchase by the Trusts. The Trusts' investment adviser, Nuveen Institutional Advisory Corp. ( the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, administers the investments and maintains ongoing surveillance of such investments to insure that they continue to meet the Trusts' investment objectives and credit quality standards. The Adviser does not intend to adjust the portfolios except 1) to invest interest payments on municipal obligations that are not currently needed to pay dividends or expenses; 2) to reinvest principal payments on municipal obligations resulting from their maturity or early redemption; 3) to sell municipal obligations when the Adviser believes that continuing to hold them would be inconsistent with maintaining the Trusts' high credit quality, and to reinvest the proceeds of such sales; and 4) for certain other purposes.

                          The Trusts intend to liquidate all of their assets in approximately 19-20 years but not later than the year 2017, unless extended, making a single liquidating distribution to shareholders at that time. Any extension of these dates may be made only by an amendment to each Trust's declaration of Trust approved by the Board of Trustees and by the shareholders.

                          The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation      The prices of municipal bonds in each Fund's
                          investment portfolio are provided by a pricing service approved and supervised by the Fund's Board of Trustees. When price quotes are not readily available
                          (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions   Securities transactions are recorded on a
                          trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Trusts have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At March
                          31, 1997, there were no such purchase commitments in any of the Trusts.

Interest Income           Interest income is determined on the basis of
                          interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes              The Trusts intend to comply with the requirements of
                          the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. In light of the Adviser's intention not to adjust the Trusts' investments except under limited conditions, it is expected that the Trusts will generally realize minimal, if any, amounts of both net realized capital gains and market discount. The Trusts intend to retain such minimal amounts and, therefore, will record a provision for federal income taxes on the amounts retained. To the extent more significant amounts of net capital gains are realized, the Trusts may elect to distribute such amounts to shareholders and no federal income tax provision on these amounts will then be required.

                          Furthermore, each Trust intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax for all Trusts and exempt from California state income taxes for NXC and from New York state income taxes for NXN, to retain such tax-exempt status when distributed to shareholders. All income dividends paid during the fiscal year ended March 31, 1997, have been designated Exempt Interest Dividends which are entirely exempt from federal income taxes.

Dividends and             Tax-exempt net investment income is declared as a
Distribution to           dividend monthly and payment is made or reinvestment
Shareholders              is credited to shareholder accounts after month-end.
                          Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually.
                          Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

                          Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Insurance                 NXC and NXN invest in municipal securities which are
                          either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S Government agency securities, both of which ensure the timely payment of principal and interest.
                          Each insured municipal security is covered by Original
                          Issue Insurance, Secondary Market Insurance or
                          Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Trusts' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Trusts ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market
                          Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Trust.
                          Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Trusts' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio
                          Insurance does, however, give the Trusts the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial      The Trusts are not authorized to invest in
Instruments               transactions in certain derivative financial
                          instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics, and therefore made no such purchases during the fiscal year ended March 31, 1997.

Use of Estimates          The preparation of financial statements
                          in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.


                          2. TRUST SHARES
                          There were no share transactions during the fiscal year ended March 31, 1997, nor during the fiscal year ended March 31, 1996, in any of the Trusts.


                          3. SECURITIES TRANSACTIONS
                          Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the fiscal year ended March 31, 1997, were as follows:


                                                          NXP             NXQ             NXR             NXC


   PURCHASES
   Investments in municipal securities                $3,126,335      $5,260,275      $9,359,825      $    --
   Temporary municipal investments                     3,680,000       2,500,000       1,680,000       1,700,000
   SALES AND MATURITIES
   Investments in municipal securities                 3,540,455       5,483,770       9,616,148           --
   Temporary municipal investments                     3,480,000       2,500,000       1,480,000       1,700,000
                                                      ==========      ==========      ==========      ==========


                                                          NXN


   PURCHASES
   Investments in municipal securities                $  190,934
   Temporary municipal investments                     1,600,000
   SALES AND MATURITIES
   Investments in municipal securities                    15,000
   Temporary municipal investments                     1,760,000
                                                      ==========


                          At March 31, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Trust.

                          At March 31, 1997, the following Trusts had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:


                                                          NXP             NXQ             NXR             NXC


   Expiration year:
      2001                                             $  --            $ --          $  200,114       $298,108
      2002                                                --              --              15,243          --
      2003                                               13,520           --               --             --
      2004                                              116,258           --             170,137          --
      2005                                               31,707          46,057          674,505          --
                                                       --------         -------       ----------       --------
   Total                                               $161,485         $46,057       $1,059,999       $298,108
                                                       ========         =======       ==========       ========


                                                          NXN


   Expiration year:
      2001                                             $618,333
      2002                                                  432
      2003                                                1,954
      2004                                              321,550
      2005                                                1,480
                                                       --------
   Total                                               $943,749
                                                       ========


                          4. DISTRIBUTIONS TO SHAREHOLDERS
                          On April 1, 1997, the Trusts declared Common share dividend distributions from their tax-exempt net investment income which were paid May 1, 1997, to shareholders of record on April 15, 1997, as follows:


                                                          NXP             NXQ             NXR             NXC


   Dividends per share                                  $.0765          $.0740          $.0690          $.0670
                                                        ======          ======          ======          ======


                                                          NXN


   Dividends per share                                  $.0650
                                                        ======


                          5. UNREALIZED APPRECIATION (DEPRECIATION)
                          Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 1997, were as follows:


                                                          NXP             NXQ             NXR             NXC


   Gross unrealized:
      appreciation                                    $20,476,650     $17,179,226     $8,532,630      $3,955,507
      depreciation                                        (79,026)        (33,730)      (109,001)         --
                                                      -----------    ------------     ----------      ----------
   Net unrealized appreciation                        $20,397,624     $17,145,496     $8,423,629      $3,955,507
                                                     ============     ===========     ===========     ===========


                                                          NXN


   Gross unrealized:
      appreciation                                    $2,395,241
      depreciation                                        (6,944)
                                                      ----------
   Net unrealized appreciation                        $2,388,297
                                                      ===========


                          6. SURVEILLANCE AND ADMINISTRATION FEES AND
                          OTHER TRANSACTIONS WITH AFFILIATES
                          Under the Trusts' investment management agreements with the Adviser, each Trust pays an annual surveillance and administration fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Trust:


   AVERAGE DAILY NET ASSET VALUE                      NXP                NXQ, NXR, NXC, NXN


   For the first $125 million                       .2500 of 1%            .3000 of 1%
   For the next $125 million                        .2375 of 1             .2875 of 1
   For the next $250 million                        .2250 of 1             .2750 of 1
   For the next $500 million                        .2125 of 1             .2625 of 1
   For the next $1 billion                          .2000 of 1             .2500 of 1
   For net assets over $2 billion                   .1875 of 1             .2375 of 1


                          The fee compensates the Adviser for performing ongoing administration, surveillance and portfolio adjustment services. The Trusts pay no compensation directly to those Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trusts from the Adviser.

                          7. COMPOSITION OF NET ASSETS
                          At March 31, 1997, each Trust had an unlimited number of $.01 par value shares of beneficial interest authorized. Net assets consisted of:


                                                          NXP             NXQ             NXR             NXC


   Capital paid-in                                   $    163,781    $    176,071    $    129,641     $    62,571
   Paid-in surplus                                    227,626,768     245,681,942     178,450,447      87,122,269
   Balance of undistributed net investment income          71,632         242,994         124,480          52,113
   Accumulated net realized gain (loss) from
      investment transactions                            (168,135)        (70,144)     (1,063,601)       (298,108)
   Net unrealized appreciation of investments          20,397,624      17,145,496       8,423,629       3,955,507
                                                     ------------    ------------    ------------     -----------
      Net assets                                     $248,091,670    $263,176,359    $186,064,596     $90,894,352
                                                     ============    ============    ============     ===========


                                                           NXN


   Capital paid-in                                    $    39,071
   Paid-in surplus                                     54,215,789
   Balance of undistributed net investment income          82,643
   Accumulated net realized gain (loss) from
      investment transactions                            (944,041)
   Net unrealized appreciation of investments           2,388,297
                                                      -----------
      Net assets                                      $55,781,759
                                                      ===========


                          8. INVESTMENT COMPOSITION
                          Each Trust invests in municipal securities which include general obligation, escrowed and revenue bonds. At March 31, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:


                                                          NXP             NXQ             NXR             NXC


   Revenue Bonds:
      Educational Facilities                                 7%             11%             2%              2%
      Housing Facilities                                    16              20             15              --
      Lease Rental Facilities                                5               4              5              20
      Transportation                                         5               5             15              15
      Health Care Facilities                                10              10             17               9
      Water / Sewer Facilities                               2               2              5              17
      Pollution Control Facilities                           8              10             16              --
      Electric Utilities                                     1               4              6              16
      Other                                                  3               3              1              11
   General Obligation Bonds                                 10              15              7               5
   Escrowed Bonds                                           33              16             11               5
                                                         -----           -----           -----           -----
                                                           100%            100%           100%            100%
                                                         =====           =====           =====           =====


                                                          NXN


   Revenue Bonds:
      Educational Facilities                               23%
      Housing Facilities                                   15
      Lease Rental Facilities                              --
      Transportation                                       18
      Health Care Facilities                               --
      Water / Sewer Facilities                             13
      Pollution Control Facilities                         --
      Electric Utilities                                    4
      Other                                                 7
   General Obligation Bonds                                16
   Escrowed Bonds                                           4
                                                         -----
                                                          100%
                                                         =====


                          Certain long-term and intermediate-term investments owned by the Trusts are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (45% for NXP, 38% for NXQ, 26% for NXR, 100% for NXC and 100% for NXN). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Trusts' shares.

                          All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

                          For additional information regarding each investment security, refer to the Portfolio of Investments of each Trust.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
                                    Operating performance
                                                    Net         Dividends
                                                    realized &  from         Distribu-
                      Net                           unrealized  tax-exempt   tions
                      asset         Net             gain (loss) net          from
                      value         invest-         from        invest-      net
                      beginning     ment            invest-     ment         capital
                      of period     income          ments       income       gains
NXP
Year ended 3/31,
         1997        $15.070       $.903          $ .095       $(.918)       $ --
         1996         14.710        .909            .387        (.936)         --
         1995         14.680        .912            .110        (.948)        (.044)
         1994         15.030        .911            (.313)      (.948)         --
         1993         13.920        .903            .997        (.790)         --
3/19/92 to
         3/31/92      14.230        .007            .018         --            --
NXQ
Year ended 3/31,
         1997         14.920        .877            .046        (.893)         --
         1996         14.570        .879            .378        (.907)         --
         1995         14.550        .885            .042        (.907)         --
         1994         14.760        .881            (.184)      (.907)         --
5/21/92 to
         3/31/93      14.150        .710            .702        (.605)         --
NXR
Year ended 3/31,
         1997         14.230        .820            .131        (.831)         --
         1996         13.900        .826            .344        (.840)         --
         1995         13.830        .798            .112        (.840)         --
         1994         14.270        .820            (.419)      (.841)         --
7/24/92 to
         3/31/93      14.150        .521            .280        (.424)         --
                                                                Per
                                                                share
                                    Organiza-                   market
                      Portfolio     tional and      Net asset   value
                      structur-     offering        value end   end of
                      ing fee       costs           of period   period
NXP
Year ended 3/31,
         1997         $ --          $ --            $15.150     $14.750
         1996           --            --             15.070      15.000
         1995           --            --             14.710      14.625
         1994           --            --             14.680      14.375
         1993           --            --             15.030      15.250
3/19/92 to
         3/31/92      (.212)        (.123)           13.920      15.000
NXQ
Year ended 3/31,
         1997          --            --             14.950       14.125
         1996          --            --             14.920       14.875
         1995          --            --             14.570       14.000
         1994          --            --             14.550       13.750
5/21/92 to
         3/31/93      (.134)        (.063)          14.760       14.750
NXR
Year ended 3/31,
         1997          --            --               14.350     13.250
         1996          --            --               14.230     13.625
         1995          --            --               13.900     13.000
         1994          --            --               13.830     13.500
7/24/92 to
         3/31/93      (.134)        (.123)          14.270       14.125

                                                                Ratios/Supplemental data
                      Total
                      invest-                                   Ratio of        Ratio of
                      ment          Total                       expenses        net
                      return        return          Net assets  to              investment
                      on            on              end of      average         income        Portfolio
                      market        net asset       period (in  net             to average    turnover
                      value**       value**         thousands)  assets          net assets    rate
NXP
Year ended 3/31,
         1997         4.58%         6.79%           $248,092    .39%            5.97%         1%
         1996         9.14          8.97            246,858     .36             6.02          1
         1995         9.14          7.38            240,890     .37             6.32          17
         1994         .23           3.85            240,398     .38             5.90          10
         1993         7.38          13.98           246,166     .27+            6.23          1
3/19/92 to
         3/31/92     --             (2.18)          212,430     .39*            3.64*         --
NXQ
Year ended 3/31,
         1997         .93           6.34            263,176     .42             5.86          2
         1996         13.02         8.79            262,768     .42             5.89          1
         1995         8.84          6.74            256,548     .41             6.22          12
         1994         (.94)         4.63            256,098     .41             5.79          1
5/21/92 to
         3/31/93      2.59          8.60            259,876     .42*            5.93*         6
NXR
Year ended 3/31,
         1997         3.30           6.85           186,065     .44              5.74         5
         1996         11.41         8.56            184,464     .44              5.79         4
         1995         2.82           6.97           180,226     .51              6.09         7
         1994         1.37           2.64           89,988      .48              5.60         8
7/24/92 to
         3/31/93      (2.91)        3.82            92,845      .49*            5.65*         18

See notes on page 58.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
                                    Operating performance
                                                    Net         Dividends
                                                    realized &  from          Distribu-
                      Net                           unrealized  tax-exempt    tions
                      asset         Net             gain (loss) net           from
                      value         invest-         from        invest-       net
                      beginning     ment            invest-     ment          capital
                      of period     income          ments       income        gains
NXC
Year ended 3/31,
         1997        $14.420      $ .797          $ .117       $(.804)        $--
         1996         14.160        .799            .273        (.812)         --
         1995         13.920        .795            .262        (.817)         --
         1994         14.530        .787            (.580)      (.817)         --
6/19/92 to
         3/31/93      14.150        .558            .518        (.477)         --
NXN
Year ended 3/31,
         1997         14.250        .778            .032        (.780)         --
         1996         14.040        .783            .207        (.780)         --
         1995         13.860        .768            .192        (.780)         --
         1994         14.370        .759            (.489)      (.780)         --
6/19/92 to
         3/31/93      14.150        .520            .432        (.468)         --

                                                                Per
                                                                share
                                    Organiza-                   market
                      Portfolio     tional and      Net asset   value
                      structur-     offering        value end   end of
                      ing fee       costs           of period   period
NXC
Year ended 3/31,
         1997         $ --          $ --            $14.530     $13.875
         1996           --            --             14.420      14.250
         1995           --            --             14.160      13.750
         1994           --            --             13.920      14.000
6/19/92 to
         3/31/93      (.135)        (.084)          14.530       14.875
NXN
Year ended 3/31,
         1997           --            --            14.280       13.375
         1996           --            --            14.250       13.500
         1995           --            --            14.040       13.125
         1994           --            --            13.860       13.500
6/19/92 to
         3/31/93      (.133)        (.131)          14.370       14.625

                                                                Ratios/Supplemental data
                      Total
                      invest-                                   Ratio of        Ratio of
                      ment          Total                       expenses        net
                      return        return          Net assets  to              investment
                      on            on              end of      average         income        Portfolio
                      market        net asset       period (in  net             to average    turnover
                      value**       value**         thousands)  assets          net assets    rate
NXC
Year ended 3/31,
         1997         3.06%         6.46%           $90,894     .45%            5.47%         --%
         1996         9.80           7.67           90,223      .44              5.50         --
         1995         4.47           7.97           88,586      .48              5.77          7
         1994         (.51)          1.19           87,116      .47              5.27         --
6/19/92 to
         3/31/93      2.39           6.21           90,898      .55*            5.29*         17
NXN
Year ended 3/31,
         1997         4.91           5.79           55,782      .51              5.42         --
         1996         8.94           7.13           55,682      .48              5.44         --
         1995         3.43           7.28           54,855      .57              5.63         14
         1994         (2.54)        1.68            54,159      .54              5.14         --
6/19/92 to
         3/31/93      .74            5.01           56,144      .62*            5.00*         29

* Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.

+ Surveillance and Administration fees commenced October 1, 1992.

Serving investors for generations

Photographic image of John Nuveen Sr., founder of Nuveen.

Since our founding in 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

  A value investing approach--purchasing securities of strong companies and communities that represent good long-term value--is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized municipal research departments in the industry.

  To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products--including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.


John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286


PAN-1-3.97